UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-08085

Exact name of registrant as specified in charter:	Strategic Partners Mutual
Funds, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2007

Date of reporting period:	4/30/2007

Item 1	– Reports to Stockholders

SEMIANNUAL REPORT

APRIL 30, 2007

STRATEGIC PARTNERS

MUTUAL FUNDS, INC.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Funds’ portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2007, were not audited, and accordingly, no auditor’s opinion is expressed on them.

Strategic Partners Mutual Funds, Inc.

List of Subadvisers

STRATEGIC PARTNERS FUND NAME	SUBADVISER
Dryden Mid Cap Value Fund (Formerly known as Strategic Partners Mid Cap Value Fund)	Quantitative Management Associates LLC
Strategic Partners Concentrated Growth Fund*	Goldman Sachs Asset Management, L.P.
Jennison Equity Income Fund (Formerly known as Strategic Partners Equity Income Fund)	Jennison Associates LLC
Dryden Money Market Fund	Prudential Investment Management, Inc.

Subadvisers are subject to change.

* You will soon receive a joint Proxy Statement and Prospectus along with other materials relating to the acquisition of the assets, and assumption of liabilities, of the Strategic Partners Concentrated Growth Fund, in exchange for shares of the Jennison Select Growth Fund, a series of Strategic Partners Opportunity Funds, in connection with the solicitation of proxies by the Board of Directors for use at a special meeting of shareholders of the Strategic Partners Concentrated Growth Fund to be held on September 11, 2007, subject to any adjournments or postponements. The Board strongly recommends you vote to approve the proposal. Your quick response will help us minimize communication and solicitation costs.

For more information about Strategic Partners Mutual Funds, Inc., call your financial professional for a prospectus. You should consider the Funds’ investment objectives, risks, charges, and expenses carefully before investing. The prospectus will contain this and other information about the investment company. Please read the prospectus carefully before investing.

Shares of Strategic Partners Mutual Funds, Inc. are distributed by Prudential Investment Management Services LLC (PIMS), Three Gateway Center, 14th Floor, Newark, NJ 07102-4077, and American Skandia Marketing, Incorporated (ASMI), One Corporate Drive, Shelton, CT 06484. Both are Prudential Financial companies and members Securities Investor Protection Corporation (SIPC).

June 15, 2007

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. The semiannual report is an interim statement furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to the other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial adviser, who has access to frequent reports on the factors affecting the Fund’s return and should be able to answer your questions.

Sincerely,

Judy A. Rice, President

Strategic Partners Mutual Funds, Inc.

Strategic Partners Mutual Funds, Inc.

CUSIP Numbers and NASDAQ Symbols

FUND	CLASS	CUSIP	NASDAQ
Dryden Mid Cap Value Fund	A	86277E807	SPRAX
	B	86277E872	SVUBX
	C	86277E856	NCBVX
	L*	86277E880	NABVX
	M**	86277E864	NBBVX
	X**	86277E849	NBVZX
	Z****	86277E435	SPVZX

FUND	CLASS	CUSIP	NASDAQ
Strategic Partners Concentrated Growth Fund	A	86277C579	SPTAX
	B	86277C553	N/A
	C	86277C538	CCGSX
	L*	86277C561	CAGSX
	M**	86277C546	CBGSX
	X**	86277C520	CZGSX

FUND	CLASS	CUSIP	NASDAQ
Jennison Equity Income Fund	A	86277C108	SPQAX
	B	86277C306	N/A
	C	86277C504	AGOCX
	L*	86277C207	AGOAX
	M**	86277C405	AGOBX
	X***	86277C603	AXGOX

FUND	CLASS	CUSIP	NASDAQ
Dryden Money Market Fund***	A	86277E104	N/A
	C	86277E609	ASCXX
	D	86277E302	N/A
	L*	86277E203	AASXX
	M**	86277E500	ABSXX
	X**	86277E708	ASXXX

*Closed to most new purchases (with the exception of reinvested dividends and purchases by college savings plans) and available for limited exchanges only.

**Closed to most new purchases (with the exception of reinvested dividends) and available for limited exchanges only.

***Available for limited exchanges only.

****Inception date of 11/28/05.

STRATEGIC    PARTNERS

MUTUAL FUNDS, INC.

Summary of Definitions

The following pages present information on the investment performance of each Fund, including comparisons with relevant market indexes.

Definitions for Broad Market Indexes

Investors cannot invest directly in an index. Returns for the Indexes on the following pages would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

Russell 1000® Growth Index—The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index—The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Index—The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index.

Russell Midcap® Value Index—The Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value index.

S&P MidCap 400 Index—The Standard & Poor’s MidCap 400 Stock Index (S&P MidCap 400 Index) is an unmanaged index of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It gives a broad look at how U.S. mid-cap stock prices have performed.

S&P 500 Index—The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed.

Strategic Partners Mutual Funds, Inc.	1

Summary of Definitions (continued)

Definitions for Lipper Averages

Lipper Averages are the average returns of all funds in the specified Lipper comparison group. The Lipper Averages on the following pages reflect the deduction of operating expenses, but not sales charges or taxes.

Lipper Equity Income Funds Index—Funds in the Lipper Equity Income Funds Index seek relatively high current income and growth of income by investing at least 65% of their portfolio in dividend-paying equity securities. These funds gross or net yield must be at least 125% of the average gross or net yield of the U.S. diversified equity fund universe.

Lipper Large-Cap Core Funds Average—Funds in the Lipper Large-Cap Core Funds Average, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the companies in the S&P 500 Index.

Lipper Large-Cap Growth Funds Average—Funds in the Lipper Large-Cap Growth Funds Average, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the companies in the S&P 500 Index.

Lipper Mid-Cap Value Funds Average—Funds in the Lipper Mid-Cap Value Funds Average, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Mid-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the companies in the S&P MidCap 400 Index.

Lipper Money Market Instrument Funds Average—Funds in the Lipper Money Market Instrument Funds Average invest in high-quality financial instruments rated in top two grades with dollar-weighted average maturities of less than 90 days. These funds typically intend to keep a constant net asset value.

2	Visit our website at www.jennisondryden.com or www.prudential.com

Your Fund’s Performance

Dryden Mid Cap Value Fund

Fund objective

The investment objective of the Dryden Mid Cap Value Fund is to seek capital growth. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or www.prudential.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 5.50% and 5.75%, respectively. Gross operating expenses: Class A, 1.52%; Class B, 2.22%; Class C, 2.22%; Class L, 1.72%; Class M, 2.22%; Class X, 1.22%; Class Z, 1.22%. Net Operating Expenses apply to: Class A, 1.47%; Class B, 2.22%; Class C, 2.22%; Class L, 1.72%; Class M, 2.22%; Class X, 1.22%; Class Z, 1.22%, after contractual reduction through 2/28/2008.

Cumulative Total Returns as of 4/30/07
	Six Months	One Year	Five Years	Since Inception[1]
Class A2	13.37%	10.70%	N/A	51.76% (4/12/04)
Class B3	12.95	9.82	N/A	48.16 (4/12/04)
Class C	12.97	9.90	79.96%	184.21 (8/19/98)
Class L2	13.23	10.42	84.52	196.45 (8/19/98)
Class M3	12.91	9.84	79.89	183.91 (8/19/98)
Class X	13.48	10.91	82.19	186.99 (8/19/98)
Class Z	13.46	10.91	N/A	21.63 (11/28/05)
S&P MidCap 400 Index[4]	11.98	10.19	72.10	*
Russell Midcap Index[4]	12.24	15.24	94.23	**
Russell Midcap Value Index[4]	12.78	19.66	109.61	***
Lipper Mid-Cap Value Funds Avg.[4]	12.88	15.99	89.56	****

Average Annual Total Returns[5] as of 3/31/07
		One Year	Five Years	Since Inception[1]
Class A2		2.58%	N/A	11.28% (4/12/04)
Class B3		2.82	N/A	11.79 (4/12/04)
Class C		6.75	11.59%	12.33 (8/19/98)
Class L2		2.07	10.81	12.11 (8/19/98)
Class M3		1.85	11.31	12.33 (8/19/98)
Class X		2.82	11.44	12.45 (8/19/98)
Class Z		8.75	N/A	12.07 (11/28/05)
S&P MidCap 400 Index[4]		8.44	10.70	*
Russell Midcap Index[4]		11.79	12.91	**
Russell Midcap Value Index[4]		17.13	15.22	***
Lipper Mid-Cap Value Funds Avg.[4]		13.37	12.39	****

Strategic Partners Mutual Funds, Inc.	3

Your Fund’s Performance (continued)

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total return performance quoted. Class A and Class L shares are subject to a maximum front-end sales charge of 5.50% and 5.75%, respectively. Class L shares are closed to most new purchases (with the exception of reinvested dividends and purchases by certain college savings plans). Class M and Class X shares are also closed to most new purchases (with the exception of reinvested dividends). Class L, Class M, and Class X shares are exchangeable only with Class L, Class M, and Class X shares, respectively, offered by the other Strategic Partners Funds. Under certain circumstances, Class A and Class L shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 6%, and 6%, respectively.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception dates: Class A and Class B, 4/12/04; Class C, Class L, Class M, Class X, 8/19/98, and Class Z, 11/28/05.

2Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened.

3Prior to April 12, 2004, Class M shares were known as Class B shares. On April 12, 2004, Class B shares were redesignated as Class M shares and a new Class B was opened.

4See page 1 for a summary of definitions for the Fund’s benchmarks.

5The average annual total returns do take into account applicable sales charges. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. Class A shares are subject to a 12b-1 fee of up to 0.30% annually. Class B, Class C, Class M, and Class X shares are subject to a 12b-1 fee of 1.00%. Class L shares are subject to a 12b-1 fee of 0.50%.

*S&P MidCap 400 Index Closest Month-End to Inception cumulative total returns as of 4/30/07 are 50.08% for Class A and Class B; and 243.31% for Class C, Class L, Class M, and Class X; and 21.10% for Class Z. S&P MidCap 400 Index Closest Month-End to Inception average annual total returns as of 3/31/07 are 13.35% for Class A and Class B; and 15.05% for Class C, Class L, Class M, and Class X; and 12.87% for Class Z.

**Russell Midcap Index Closest Month-End to Inception cumulative total returns as of 4/30/07 are 60.86% for Class A and Class B; and 202.42% for Class C, Class L, Class M, and Class X; and 26.18% for Class Z. Russell Midcap Index Closest Month-End to Inception average annual total returns as of 3/31/07 are 15.72% for Class A and Class B; and 13.27% for Class C, Class L, Class M, and Class X; and 15.76% for Class Z.

***Russell Midcap Value Index Closest Month-End to Inception cumulative total returns as of 4/30/07 are 71.98% for Class A and Class B; and 230.93% for Class C, Class L, Class M, and Class X; and 31.28% for Class Z. Russell Midcap Value Index Closest Month-End to Inception average annual total returns as of 3/31/07 are 18.58% for Class A and Class B; and 14.55% for Class C, Class L, Class M, and Class X; and 19.83% for Class Z.

****Lipper Mid-Cap Value Funds Average Closest Month-End to Inception cumulative total returns as of 4/30/07 are 56.63% for Class A and Class B; and 229.73% for Class C, Class L, Class M, and Class X; and 26.66% for Class Z. Lipper Mid-Cap Value Funds Average Closest Month-End to Inception average annual total returns as of 3/31/07 are 14.63% for Class A and Class B; and 14.12% for Class C, Class L, Class M, and Class X; and 16.15% for Class Z.

4	Visit our website at www.jennisondryden.com or www.prudential.com

Five Largest Holdings expressed as a percentage of net assets as of 4/30/07
United States Steel Corp., Metals & Mining	1.3%
CIGNA Corp., Healthcare Providers & Services	1.3
Freeport-McMoRan Copper & Gold, Inc. (Class B Stock), Metals & Mining	1.2
American Electric Power Co., Inc., Electric Utilities	1.2
United Rentals, Inc., Trading Companies & Distributors	1.2

Holdings reflect only long-term investments and are subject to change.

Strategic Partners Mutual Funds, Inc.	5

Your Fund’s Performance

Strategic Partners Concentrated Growth Fund

Fund objective

The investment objective of the Strategic Partners Concentrated Growth Fund is to seek growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or www.prudential.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 5.50% and 5.75%, respectively. Gross operating expenses: Class A, 1.66%; Class B, 2.36%; Class C, 2.36%; Class L, 1.86%; Class M, 2.36%; Class X, 2.36%. Net Operating Expenses apply to: Class A, 1.50%; Class B, 2.25%; Class C, 2.25%; Class L, 1.75%; Class M, 2.25%; Class X, 2.25%, after contractual reduction through 2/28/2008.

Cumulative Total Returns as of 4/30/07
	Six Months	One Year	Five Years	Since Inception[1]
Class A2	9.09%	10.18%	N/A	23.08% (4/12/04)
Class B3	8.74	9.32	N/A	20.08 (4/12/04)
Class C	8.76	9.34	22.93%	21.79 (7/28/97)
Class L2	8.93	9.85	26.15	28.10 (7/28/97)
Class M3	8.64	9.32	22.86	22.09 (7/28/97)
Class X	8.72	9.30	22.94	22.29 (7/28/97)
S&P 500 Index[4]	8.60	15.23	50.62	*
Russell 1000 Growth Index[4]	8.42	12.25	35.25	**
Lipper Large-Cap Growth Funds Avg.[4]	7.38	7.56	27.94	***

Average Annual Total Returns[5] as of 3/31/07
		One Year	Five Years	Since Inception[1]
Class A2		–1.39%	N/A	2.99% (4/12/04)
Class B3		–1.38	N/A	3.17 (4/12/04)
Class C		2.63	0.70%	1.40 (7/28/97)
Class L2		–1.90	0.03	1.31 (7/28/97)
Class M3		–2.38	0.30	1.43 (7/28/97)
Class X		–2.48	0.10	1.44 (7/28/97)
S&P 500 Index[4]		11.82	6.26	*
Russell 1000 Growth Index[4]		7.06	3.48	**
Lipper Large-Cap Growth Funds Avg.[4]		3.64	2.81	***

6	Visit our website at www.jennisondryden.com or www.prudential.com

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total return performance quoted. Class A and Class L shares are subject to a maximum front-end sales charge of 5.50% and 5.75%, respectively. Class L shares are closed to most new purchases (with the exception of reinvested dividends and purchases by certain college savings plans). Class M and Class X shares are also closed to most new purchases (with the exception of reinvested dividends). Class L, Class M, and Class X shares are exchangeable only with Class L, Class M, and Class X shares, respectively, offered by the other Strategic Partners Funds. Under certain circumstances, Class A and Class L shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 6%, and 6%, respectively.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception dates: Class A and Class B, 4/12/04; Class C, Class L, Class M, and Class X, 7/28/97.

2Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened.

3Prior to April 12, 2004, Class M shares were known as Class B shares. On April 12, 2004, Class B shares were redesignated as Class M shares and a new Class B was opened.

4See page 1 for a summary of definitions for the Fund’s benchmarks.

5The average annual total returns do take into account applicable sales charges. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. Class A shares are subject to a 12b-1 fee of up to 0.30% annually. Class B, Class C, Class M, and Class X shares are subject to a 12b-1 fee of 1.00%. Class L shares are subject to a 12b-1 fee of 0.50%.

*S&P 500 Index Closest Month-End to inception cumulative total returns as of 4/30/07 are 39.18% for Class A and Class B; and 81.19% for Class C, Class L, Class M, and Class X. S&P 500 Index Closest Month-End to Inception average annual total returns as of 3/31/07 are 10.05% for Class A and Class B; and 5.87% for Class C, Class L, Class M, and Class X.

**Russell 1000 Growth Index Closest Month-End to Inception cumulative total returns as of 4/30/07 are 28.30% for Class A and Class B; and 38.35% for Class C, Class L, Class M, and Class X. Russell 1000 Growth Index Closest Month-End to Inception average annual total returns as of 3/31/07 are 7.01% for Class A and Class B; and 2.92% for Class C, Class L, Class M, and Class X.

***Lipper Large-Cap Growth Funds Average Closest Month-End to Inception cumulative total returns as of 4/30/07 are 24.80% for Class A and Class B; and 46.64% for Class C, Class L, Class M, and Class X. Lipper Large-Cap Growth Funds Average Closest Month-End to Inception average annual total returns as of 3/31/07 are 6.24% for Class A and Class B; and 3.46% for Class C, Class L, Class M, and Class X.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/07
Freddie Mac, Specialty Finance	4.8%
Schlumberger Ltd., Oil Well Services & Equipment	4.6
McGraw-Hill Cos., Inc., Commercial Services	4.5
Suncor Energy, Inc., Oil & Gas	4.0
Baker Hughes, Inc., Oil Well Services & Equipment	4.0

Holdings reflect only long-term investments and are subject to change.

Strategic Partners Mutual Funds, Inc.	7

Your Fund’s Performance

Jennison Equity Income Fund

Fund objective

The investment objective of the Jennison Equity Income Fund is income and capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or www.prudential.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 5.50% and 5.75%, respectively. Gross operating expenses: Class A, 1.57%; Class B, 2.27%; Class C, 2.27%; Class L, 1.77%; Class M, 2.27%; Class X, 2.27%. Net Operating Expenses apply to: Class A, 1.40%; Class B, 2.15%; Class C, 2.15%; Class L, 1.65%; Class M, 2.15%; Class X, 2.15%, after contractual reduction through 2/28/2008.

Cumulative Total Returns[1] as of 4/30/07
	Six Months	One Year	Five Years	Since Inception[1]
Class A2	14.82%	22.73%	N/A	43.77% (4/12/04)
Class B3	14.39	21.83	N/A	40.15 (4/12/04)
Class C	14.42	21.79	52.24%	94.43 (12/31/97)
Class L2	14.71	22.42	56.15	103.44 (12/31/97)
Class M3	14.39	21.83	52.36	94.74 (12/31/97)
Class X	14.36	21.81	52.28	94.33 (12/31/97)
S&P 500 Index[4]	8.60	15.23	50.62	*
Russell 1000 Value Index[4]	9.79	18.15	74.90	**
Lipper Large-Cap Core Funds Avg.[4]	8.25	13.26	40.94	***
Lipper Equity Income Funds Index[4]	9.57	16.56	58.03	****

Average Annual Total Returns[5] as of 3/31/07
		One Year	Five Years	Since Inception[1]
Class A2		13.03%	N/A	9.18% (4/12/04)
Class B3		13.71	N/A	9.50 (4/12/04)
Class C		17.67	6.54%	6.93 (12/31/97)
Class L2		12.36	5.82	6.76 (12/31/97)
Class M3		12.71	6.25	6.95 (12/31/97)
Class X		12.60	6.08	6.92 (12/31/97)
S&P 500 Index[4]		11.82	6.26	*
Russell 1000 Value Index[4]		16.83	10.25	**
Lipper Large-Cap Core Funds Avg.[4]		9.88	4.99	***
Lipper Equity Income Funds Index[4]		14.38	7.94	****

8	Visit our website at www.jennisondryden.com or www.prudential.com

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total return performance quoted. Class A and Class L shares are subject to a maximum front-end sales charge of 5.50% and 5.75%, respectively. Class L shares are closed to most new purchases (with the exception of reinvested dividends and purchases by certain college savings plans). Class M and Class X shares are also closed to most new purchases (with the exception of reinvested dividends). Class L, Class M, and Class X shares are exchangeable only with Class L, Class M, and Class X shares, respectively, offered by the other Strategic Partners Funds. Under certain circumstances, Class A and Class L shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 6%, and 6%, respectively.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception dates: Class A and Class B, 4/12/04; Class C, Class L, Class M, and Class X, 12/31/97.

2Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened.

3Prior to April 12, 2004, Class M shares were known as Class B shares. On April 12, 2004, Class B shares were redesignated as Class M shares and a new Class B was opened.

4See page 1 for a summary of definitions for the Fund’s benchmarks.

5The average annual total returns do take into account applicable sales charges. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. Class A shares are subject to a 12b-1 fee of up to 0.30% annually. Class B, Class C, Class M, and Class X shares are subject to a 12b-1 fee of 1.00%. Class L shares are subject to a 12b-1 fee of 0.50%.

*S&P 500 Index Closest Month-End to Inception cumulative total returns as of 4/30/07 are 39.18% for Class A and Class B; and 76.89% for Class C, Class L, Class M, and Class X. S&P 500 Index Closest Month-End to Inception average annual total returns as of 3/31/07 are 10.05% for Class A and Class B; and 5.86% for Class C, Class L, Class M, and Class X.

**Russell 1000 Value Index Closest Month-End to Inception cumulative total returns as of 4/30/07 are 55.34% for Class A and Class B; and 120.48% for Class C, Class L, Class M, and Class X. Russell 1000 Value Index Closest Month-End to Inception average annual total returns as of 3/31/07 are 14.42% for Class A and Class B; and 8.50% for Class C, Class L, Class M, and Class X.

***Lipper Large-Cap Core Funds Average Closest Month-End to Inception cumulative total returns as of 4/30/07 are 34.08% for Class A and Class B; and 63.31% for Class C, Class L, Class M, and Class X. Lipper Large-Cap Core Funds Average Closest Month-End to Inception average annual total returns as of 3/31/07 are 8.65% for Class A and Class B; and 4.75% for Class C, Class L, Class M, and Class X.

****Lipper Equity Income Funds Index Closest Month-End to Inception cumulative total returns as of 4/30/07 are 46.05% for Class A and Class B; and 86.39% for Class C, Class L, Class M, and Class X. Lipper Equity Income Funds Index Closest Month-End to Inception average annual total returns as of 3/31/07 are 11.93% for Class A and Class B; and 6.49% for Class C, Class L, Class M, and Class X.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/07
Bristol-Meyers Squibb Co., Pharmaceuticals	3.1%
Citigroup, Inc., Diversified Financial Services	3.0
E.ON AG, ADR, Electric Utilities	2.9
Enterprise Products Partners LP, Oil, Gas & Consumable Fuels	2.8
Targa Resources Partners LP, Oil, Gas & Consumable Fuels	2.7

Holdings reflect only long-term investments and are subject to change.

Strategic Partners Mutual Funds, Inc.	9

Your Fund’s Performance

Dryden Money Market Fund

Fund objective

The investment objectives of the Dryden Money Market Fund are to seek high current income and maintain high levels of liquidity. There can be no assurance that the Fund will achieve its investment objectives.

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the performance data quoted. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund. Gross operating expenses: Class A, 1.26%; Class C, 2.13%; Class D, 1.63%; Class L, 1.63%; Class M, 2.13%; Class X, 2.13%. Net Operating Expenses apply to: Class A, 1.11%; Class C, 1.98%; Class D, 1.48%; Class L, 1.48%; Class M, 1.98%; Class X, 1.98%, after contractual reduction through 2/28/2008.

Fund Facts as of 4/30/07*
	Six-Month Total Return	7-Day Current Yield	Net Asset Value (NAV)	Weighted Avg. Maturity (WAM)	Net Assets (Millions)
Class A	2.14%	4.21%	$1.00	50 Days	$ 4
Class C	1.70%	3.33%	$1.00	50 Days	$ 7
Class D	1.95%	3.83%	$1.00	50 Days	$ 8
Class L	1.95%	3.83%	$1.00	50 Days	$10
Class M	1.70%	3.33%	$1.00	50 Days	$33
Class X	1.70%	3.33%	$1.00	50 Days	$ 9
Lipper Money Market Instrument Funds Avg.[1]	2.22%	N/A	N/A	N/A	N/A

Source: Prudential Investments LLC and Lipper Inc. The one-year total return in the table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

[1]See	page 1 for a summary of definitions for the Fund’s benchmark.

*	Class D and Class L shares are subject to a distribution and service (12b-1) fee of 0.50%. Class C, Class M, and Class X shares are subject to a 12b-1 fee of 1%. Class A shares are subject to a 12b-1 fee of 0.125%.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2006, at the beginning of the period, and held through the six-month period ended April 30, 2007. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Strategic Partners Mutual Funds, Inc.	11

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Mid-Cap Value Fund		Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Annualized Expense Ratio Based on the Six- Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,133.70	1.47%	$7.78
	Hypothetical	$1,000.00	$1,017.50	1.47%	$7.35

Class B	Actual	$1,000.00	$1,129.50	2.22%	$11.72
	Hypothetical	$1,000.00	$1,013.79	2.22%	$11.08

Class C	Actual	$1,000.00	$1,129.70	2.22%	$11.72
	Hypothetical	$1,000.00	$1,013.79	2.22%	$11.08

Class L	Actual	$1,000.00	$1,132.30	1.72%	$9.09
	Hypothetical	$1,000.00	$1,016.27	1.72%	$8.60

Class M	Actual	$1,000.00	$1,129.10	2.22%	$11.72
	Hypothetical	$1,000.00	$1,013.79	2.22%	$11.08

Class X	Actual	$1,000.00	$1,134.80	1.22%	$6.46
	Hypothetical	$1,000.00	$1,018.74	1.22%	$6.11

Class Z	Actual	$1,000.00	$1,134.60	1.22%	$6.46
	Hypothetical	$1,000.00	$1,018.74	1.22%	$6.11

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Strategic Partners Concentrated Growth Fund		Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Annualized Expense Ratio Based on the Six- Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,090.90	1.50%	$7.78
	Hypothetical	$1,000.00	$1,017.36	1.50%	$7.50

Class B	Actual	$1,000.00	$1,087.40	2.25%	$11.65
	Hypothetical	$1,000.00	$1,013.64	2.25%	$11.23

Class C	Actual	$1,000.00	$1,087.60	2.25%	$11.65
	Hypothetical	$1,000.00	$1,013.64	2.25%	$11.23

Class L	Actual	$1,000.00	$1,089.30	1.75%	$9.07
	Hypothetical	$1,000.00	$1,016.12	1.75%	$8.75

Class M	Actual	$1,000.00	$1,086.40	2.25%	$11.64
	Hypothetical	$1,000.00	$1,013.64	2.25%	$11.23

Class X	Actual	$1,000.00	$1,087.20	2.25%	$11.64
	Hypothetical	$1,000.00	$1,013.64	2.25%	$11.23

Jennison Equity Income Fund		Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Annualized Expense Ratio Based on the Six- Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,148.20	1.40%	$7.46
	Hypothetical	$1,000.00	$1,017.85	1.40%	$7.00

Class B	Actual	$1,000.00	$1,143.90	2.15%	$11.43
	Hypothetical	$1,000.00	$1,014.13	2.15%	$10.74

Class C	Actual	$1,000.00	$1,144.20	2.15%	$11.43
	Hypothetical	$1,000.00	$1,014.13	2.15%	$10.74

Class L	Actual	$1,000.00	$1,147.10	1.65%	$8.78
	Hypothetical	$1,000.00	$1,016.61	1.65%	$8.25

Class M	Actual	$1,000.00	$1,143.90	2.15%	$11.43
	Hypothetical	$1,000.00	$1,014.13	2.15%	$10.74

Class X	Actual	$1,000.00	$1,143.60	2.15%	$11.43
	Hypothetical	$1,000.00	$1,014.13	2.15%	$10.74

Strategic Partners Mutual Funds, Inc.	13

Fees and Expenses (continued)

Dryden Money Market Fund		Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Annualized Expense Ratio Based on the Six- Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,021.40	1.11%	$5.56
	Hypothetical	$1,000.00	$1,019.29	1.11%	$5.56

Class C	Actual	$1,000.00	$1,017.00	1.98%	$9.90
	Hypothetical	$1,000.00	$1,014.98	1.98%	$9.89

Class D	Actual	$1,000.00	$1,019.50	1.48%	$7.41
	Hypothetical	$1,000.00	$1,017.46	1.48%	$7.40

Class L	Actual	$1,000.00	$1,019.50	1.48%	$7.41
	Hypothetical	$1,000.00	$1,017.46	1.48%	$7.40

Class M	Actual	$1,000.00	$1,017.00	1.98%	$9.90
	Hypothetical	$1,000.00	$1,014.98	1.98%	$9.89

Class X	Actual	$1,000.00	$1,017.00	1.98%	$9.90
	Hypothetical	$1,000.00	$1,014.98	1.98%	$9.89

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2007, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2007 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Dryden Mid Cap Value Fund

SCHEDULE OF INVESTMENTS

April 30, 2007

(Unaudited)

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 98.9%
COMMON STOCKS
Aerospace & Defense — 1.0%
L-3 Communications Holdings, Inc.	39,700	$3,570,221

Auto Components — 1.7%
Advance Auto Parts, Inc.	40,900	1,685,080
Autoliv, Inc. (Sweden)	23,600	1,372,340
BorgWarner, Inc.	17,400	1,355,634
Johnson Controls, Inc.	1,300	133,029
TRW Automotive Holdings Corp.*	28,800	1,067,328

		5,613,411

Automobiles — 1.0%
Ford Motor Co.(a)	198,900	1,599,156
Harley-Davidson, Inc.(a)	28,300	1,791,956

		3,391,112

Beverages — 1.7%
Coca-Cola Enterprises, Inc.	80,300	1,761,782
Constellation Brands, Inc. (Class A Stock)*	81,700	1,830,897
Pepsi Bottling Group, Inc.	33,500	1,099,135
PepsiAmericas, Inc.	43,400	1,047,676

		5,739,490

Building Products — 0.4%
Masco Corp.	45,500	1,238,055

Capital Markets — 0.4%
Bear Stearns Cos., Inc. (The)	8,200	1,276,740

Chemicals — 3.0%
Ashland, Inc.	18,300	1,097,085
Celanese Corp.	27,300	905,541
Eastman Chemical Co.	24,400	1,651,880
FMC Corp.	14,100	1,084,713
Huntsman Corp.	30,200	591,920
Lyondell Chemical Co.	53,000	1,649,360
PPG Industries, Inc.(a)	34,200	2,516,436
Westlake Chemical Corp.	19,300	563,367

		10,060,302

Commercial Banks — 5.6%
Associated Banc-Corp	39,600	1,282,248
BancorpSouth, Inc.	36,300	891,891
City National Corp.	15,600	1,142,232
Colonial BancGroup, Inc. (The)	50,100	1,205,406

Strategic Partners Mutual Funds, Inc.    15

Dryden Mid Cap Value Fund

SCHEDULE OF INVESTMENTS

April 30, 2007

(Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (continued)
Commercial Banks (cont’d.)
Comerica, Inc.	37,900	$2,346,389
First Horizon National Corp.(a)	35,100	1,376,271
Huntington Bancshares, Inc.	66,500	1,474,970
KeyCorp(a)	85,000	3,032,800
Marshall & Ilsley Corp.	55,900	2,684,318
Popular, Inc.(a) (Puerto Rico)	79,600	1,338,076
TCF Financial Corp.	36,300	983,004
UnionBanCal Corp.	17,900	1,100,492

		18,858,097

Commercial Services & Supplies — 0.6%
R.R. Donnelley & Sons Co.(a)	52,400	2,106,480

Communication Equipment — 0.4%
Arris Group, Inc.*	99,700	1,477,554

Computer Hardware — 0.2%
Western Digital Corp.*	29,800	526,864

Computer Services & Software — 0.4%
Tech Data Corp.*(a)	40,900	1,453,586

Computers & Peripherals — 0.7%
Lexmark International, Inc. (Class A Stock)*(a)	44,000	2,398,000

Construction — 2.1%
Centex Corp.	23,200	1,038,664
Hovnanian Enterprises, Inc. (Class A Stock)*(a)	43,400	1,041,166
Lennar Corp. (Class A Stock)	36,400	1,554,644
Meritage Homes Corp.*(a)	29,400	1,023,414
NVR, Inc.*(a)	1,800	1,483,200
Ryland Group, Inc.	22,800	1,010,040

		7,151,128

Construction & Engineering — 0.5%
Chicago Bridge & Iron Co. N.V. (Netherlands)	45,200	1,565,276

Consumer Finance — 0.4%
AmeriCredit Corp.*(a)	35,800	903,234
Nelnet, Inc. (Class A Stock)	21,000	564,690

		1,467,924

Containers & Packaging — 0.2%
Sonoco Products Co.	13,300	567,112

Diversified Consumer Services — 0.2%
Career Education Corp.*	19,900	587,846

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	Shares	Value (Note 2)
COMMON STOCKS (continued)
Diversified Financial Services — 0.9%
CIT Group, Inc.	43,800	$2,612,670
Thornburg Mortgage, Inc.(a)	18,900	525,420

		3,138,090

Diversified Telecommunication Services — 0.4%
CenturyTel, Inc.	32,600	1,501,230

Electric Utilities — 5.8%
American Electric Power Co., Inc.	80,800	4,057,776
DPL, Inc.(a)	55,700	1,746,195
Edison International	68,600	3,591,210
Great Plains Energy, Inc.	31,600	1,031,424
Pepco Holdings, Inc.	54,700	1,614,744
Pinnacle West Capital Corp.	28,500	1,376,265
PPL Corp.	81,500	3,554,215
Progress Energy, Inc.	56,000	2,830,800

		19,802,629

Electronic Components — 0.3%
Integrys Energy Group, Inc.	17,900	1,004,190

Electronic Equipment & Instruments — 1.0%
Avnet, Inc.*(a)	55,700	2,278,130
Ingram Micro, Inc. (Class A Stock)*	55,000	1,079,100

		3,357,230

Energy Equipment & Services — 2.3%
BJ Services Co.	40,600	1,163,596
Noble Corp. (Cayman Islands)	18,700	1,574,727
Oil States International, Inc.*(a)	52,500	1,781,325
Patterson-UTI Energy, Inc.	23,600	575,604
SEACOR Holdings, Inc.*	9,500	905,160
Tidewater, Inc.(a)	16,100	1,017,681
Unit Corp.*(a)	11,700	668,655

		7,686,748

Food & Staples Retailing — 1.1%
Kroger Co. (The)	132,600	3,913,026

Food Products — 1.0%
ConAgra Foods, Inc.	41,900	1,029,902
Del Monte Foods Co.	98,900	1,147,240
Smithfield Foods, Inc.*	44,600	1,363,422

		3,540,564

Strategic Partners Mutual Funds, Inc.    17

Dryden Mid Cap Value Fund

SCHEDULE OF INVESTMENTS

April 30, 2007

(Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (continued)
Gas Utilities — 1.7%
AGL Resources, Inc.	27,900	$1,214,766
Atmos Energy Corp.	33,300	1,056,276
National Fuel Gas Co.(a)	43,400	2,040,234
ONEOK, Inc.	32,000	1,549,120

		5,860,396

Healthcare Equipment & Supplies — 0.5%
Cooper Cos., Inc. (The)(a)	30,900	1,578,990

Healthcare Providers & Services — 3.5%
Aetna, Inc.	28,600	1,340,768
CIGNA Corp.	28,300	4,403,197
Coventry Health Care, Inc.*	37,000	2,139,710
LifePoint Hospitals, Inc.*	62,000	2,263,620
Omnicare, Inc.	56,600	1,877,422

		12,024,717

Hotels, Restaurants & Leisure — 1.0%
Brinker International, Inc.	17,600	547,360
Carnival Corp. (Panama)(a)	25,600	1,251,584
International Speedway Corp. (Class A Stock)	16,600	820,040
Yum! Brands, Inc.	10,800	668,088

		3,287,072

Household Durables — 1.9%
Black & Decker Corp. (The)(a)	7,700	698,544
Leggett & Platt, Inc.	37,700	886,704
Mohawk Industries, Inc.*(a)	15,200	1,370,432
Stanley Works (The)	13,900	810,092
Whirlpool Corp.(a)	26,300	2,788,589

		6,554,361

Independent Power Producers & Energy Traders — 2.5%
Mirant Corp.*	81,700	3,665,879
NRG Energy, Inc.*	37,900	2,992,584
TXU Corp.	26,100	1,711,638

		8,370,101

Industrial Conglomerates — 1.0%
Teleflex, Inc.	15,600	1,120,548
Walter Industries, Inc.	71,900	2,136,868

		3,257,416

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	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance — 9.0%
Ambac Financial Group, Inc.(a)	23,100	$2,120,580
American Financial Group, Inc.	30,000	1,058,100
Cincinnati Financial Corp.	39,500	1,786,980
CNA Financial Corp.*	17,800	830,726
Conseco, Inc.*(a)	55,900	988,871
Endurance Specialty Holdings Ltd. (Bermuda)	54,200	2,028,164
Fidelity National Financial, Inc.	61,300	1,562,537
First American Corp.(a)	27,700	1,426,550
HCC Insurance Holdings, Inc.	27,200	833,952
MBIA, Inc.	31,200	2,170,272
Mercury General Corp.	15,300	828,495
Nationwide Financial Services, Inc. (Class A Stock)	19,100	1,091,183
Old Republic International Corp.	65,200	1,386,804
Philadelphia Consolidated Holding Co.*	13,700	594,580
Protective Life Corp.	23,800	1,116,220
Reinsurance Group of America, Inc.	15,000	934,650
Safeco Corp.	29,800	1,988,852
StanCorp Financial Group, Inc.	21,700	1,032,920
Torchmark Corp.	26,300	1,796,290
Transatlantic Holdings, Inc.	11,800	819,982
Unitrin, Inc.	19,100	900,565
Unum Group	87,900	2,186,952
W.R. Berkely Corp.	29,100	945,459

		30,429,684

Internet Services — 0.6%
Computer Sciences Corp.*	39,600	2,199,384

Leisure Equipment & Products — 0.8%
Brunswick Corp.	28,800	943,488
Eastman Kodak Co.(a)	69,700	1,736,227

		2,679,715

Machinery — 4.6%
AGCO Corp.*	31,100	1,297,803
Cummins, Inc.	12,000	1,105,920
Eaton Corp.	34,800	3,104,508
Ingersoll-Rand Co. Ltd. (Class A Stock)	40,000	1,786,000
Paccar, Inc.(a)	26,600	2,233,868
Parker Hannifin Corp.	19,100	1,759,874
Terex Corp.*	32,500	2,530,125
Timken Co.	58,600	1,932,628

		15,750,726

Strategic Partners Mutual Funds, Inc.    19

Dryden Mid Cap Value Fund

SCHEDULE OF INVESTMENTS

April 30, 2007

(Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (continued)
Media — 2.4%
Cablevision Systems Corp. (Class A Stock)*	93,100	$3,051,818
EchoStar Communications Corp. (Class A Stock)*	13,800	642,114
Gannett Co., Inc.(a)	52,600	3,001,356
McClatchy Co. (Class A Stock)	7,800	225,420
New York Times Co. (The) (Class A Stock)(a)	48,300	1,130,220

		8,050,928

Metals & Mining — 4.1%
Cleveland-Cliffs, Inc.(a)	46,200	3,201,198
Freeport-McMoRan Copper & Gold, Inc. (Class B Stock)	61,033	4,098,976
Southern Copper Corp.(a)	9,100	730,730
Steel Dynamics, Inc.	29,800	1,320,438
United States Steel Corp.	45,100	4,579,454

		13,930,796

Multi-Line Retail — 0.4%
Dollar Tree Stores, Inc.*	34,800	1,368,336

Multi-Utilities — 8.0%
Centerpoint Energy, Inc.	84,900	1,598,667
Consolidated Edison, Inc.(a)	54,600	2,798,796
DTE Energy Co.(a)	42,900	2,170,311
Duke Energy Corp.	28,900	593,028
Energy East Corp.	48,800	1,181,936
NiSource, Inc.	68,700	1,689,333
NSTAR	35,200	1,263,680
PG&E Corp.	73,000	3,693,800
Puget Energy, Inc.	42,200	1,089,604
SCANA Corp.	33,600	1,462,608
Sempra Energy	54,800	3,478,704
TECO Energy, Inc.	69,600	1,249,320
Vectren Corp.	33,400	970,938
Wisconsin Energy Corp.	32,300	1,575,917
Xcel Energy, Inc.	93,900	2,262,051

		27,078,693

Office Electronics — 1.1%
Xerox Corp.*	196,000	3,626,000

Oil, Gas & Consumable Fuels — 9.3%
Cabot Oil & Gas Corp.(a)	26,642	970,302
Canadian Natural Resources Ltd.	20,500	1,222,005
Chesapeake Energy Corp.	93,600	3,159,000
Cimarex Energy Co.	29,500	1,162,300

20    Visit our website at www.jennisondryden.com or www.prudential.com

	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Denbury Resources, Inc.*	44,800	$1,482,432
Forest Oil Corp.*(a)	27,300	962,052
Frontline Ltd. (Bermuda)(a)	42,600	1,609,854
Hess Corp.	52,600	2,985,050
Murphy Oil Corp.	44,000	2,439,360
Newfield Exploration Co.*	35,600	1,557,500
Noble Energy, Inc.	42,400	2,493,544
Overseas Shipholding Group	14,400	1,019,520
Pogo Producing Co.(a)	21,700	1,047,242
Ship Finance International Ltd.(a)	57,057	1,696,875
Sunoco, Inc.(a)	31,600	2,386,748
Talisman Energy, Inc. (Canada)	80,700	1,533,300
Tesoro Corp.	19,300	2,339,160
XTO Energy, Inc.	27,400	1,486,998

		31,553,242

Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	43,000	847,530

Personal Products — 0.5%
NBTY, Inc.*(a)	32,700	1,615,707

Pharmaceuticals — 1.2%
Endo Pharmaceuticals Holdings, Inc.*	55,200	1,707,888
King Pharmaceuticals, Inc.*	72,400	1,480,580
Watson Pharmaceuticals, Inc.*	38,200	1,042,860

		4,231,328

Real Estate Investment Trusts — 1.4%
Annaly Capital Management, Inc.	134,400	2,138,304
iStar Financial, Inc.	51,600	2,472,672

		4,610,976

Road & Rail — 1.0%
Avis Budget Group, Inc.*	22,500	632,925
Con-Way, Inc.	12,000	655,560
Ryder System, Inc.(a)	21,300	1,121,232
YRC Worldwide, Inc.*	23,600	939,044

		3,348,761

Semiconductors & Semiconductor Equipment — 0.8%
International Rectifier Corp.*	52,400	1,848,672
Teradyne, Inc.*	43,200	753,840

		2,602,512

Strategic Partners Mutual Funds, Inc.    21

Dryden Mid Cap Value Fund

SCHEDULE OF INVESTMENTS

April 30, 2007

(Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (continued)
Software — 1.2%
BEA Systems, Inc.*	79,900	$942,021
Check Point Software Technologies Ltd. (Israel)*	85,900	2,022,945
McAfee, Inc.*	35,300	1,146,897

		4,111,863

Specialty Retail — 3.2%
Aeropostale, Inc.*	37,500	1,543,125
AutoNation, Inc.*(a)	52,400	1,071,056
AutoZone, Inc.*	4,400	585,376
Circuit City Stores, Inc.	46,100	804,445
Foot Locker, Inc.	28,500	678,015
Hot Topic, Inc.*	150,400	1,698,016
RadioShack Corp.	32,700	950,589
Ross Stores, Inc.	37,400	1,239,810
TJX Cos., Inc.	62,000	1,729,180
United Auto Group, Inc.(a)	28,626	580,535

		10,880,147

Telecommunications — 0.1%
Telephone & Data Systems, Inc.	8,400	478,380

Textiles, Apparel & Luxury Goods — 0.8%
Jones Apparel Group, Inc.(a)	35,000	1,168,650
Liz Claiborne, Inc.	31,200	1,395,264

		2,563,914

Thrifts & Mortgage Finance — 1.6%
IndyMac Bancorp, Inc.(a)	9,100	275,184
MGIC Investment Corp.(a)	23,600	1,453,996
PMI Group, Inc. (The)	25,200	1,221,444
Radian Group, Inc.	20,300	1,179,633
Washington Mutual, Inc.	34,600	1,452,508

		5,582,765

Trading Companies & Distributors — 1.2%
United Rentals, Inc.*	119,200	3,993,200

TOTAL LONG-TERM INVESTMENTS (Cost $283,044,626)		335,460,545

22    Visit our website at www.jennisondryden.com or www.prudential.com

	Shares	Value (Note 2)
SHORT-TERM INVESTMENT — 21.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $73,279,341; includes $72,748,587 of cash collateral for securities on loan)(b)(w)	73,279,341	$73,279,341

TOTAL INVESTMENTS — 120.5% (Cost $356,323,967; Note 5)		408,739,886
Liabilities in excess of other assets — (20.5)%		(69,413,653)

NET ASSETS — 100.0%		$339,326,233

The following abbreviations are used in portfolio descriptions:

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $70,259,081; cash collateral of $72,748,587 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Strategic Partners Mutual Funds, Inc.    23

Dryden Mid Cap Value Fund

SCHEDULE OF INVESTMENTS

April 30, 2007

(Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2007 were as follows:

Affiliated Money Market Mutual Fund (21.4% represents investments purchased with collateral from securities on loan)	21.6%
Oil, Gas & Consumable Fuels	9.3
Insurance	9.0
Multi-Utilities	8.0
Electric Utilities	5.8
Commercial Banks	5.6
Machinery	4.6
Metals & Mining	4.1
Healthcare Providers & Services	3.5
Specialty Retail	3.2
Chemicals	3.0
Independent Power Producers & Energy Traders	2.5
Media	2.4
Energy Equipment & Services	2.3
Construction	2.1
Household Durables	1.9
Gas Utilities	1.7
Beverages	1.7
Auto Components	1.7
Thrifts & Mortgage Finance	1.6
Real Estate Investment Trusts	1.4
Pharmaceuticals	1.2
Software	1.2
Trading Companies & Distributors	1.2
Food & Staples Retailing	1.1
Office Electronics	1.1
Aerospace & Defense	1.0
Food Products	1.0
Automobiles	1.0
Electronic Equipment & Instruments	1.0
Road & Rail	1.0
Hotels, Restaurants & Leisure	1.0
Industrial Conglomerates	1.0
Diversified Financial Services	0.9
Leisure Equipment & Products	0.8
Semiconductors & Semiconductor Equipment	0.8
Textiles, Apparel & Luxury Goods	0.8
Computers & Peripherals	0.7
Internet Services	0.6
Commercial Services & Supplies	0.6
Personal Products	0.5

See Notes to Financial Statements.

24    Visit our website at www.jennisondryden.com or www.prudential.com

Industry (continued)
Healthcare Equipment & Supplies	0.5%
Construction & Engineering	0.5
Diversified Telecommunication Services	0.4
Communication Equipment	0.4
Consumer Finance	0.4
Computer Services & Software	0.4
Multi-line Retail	0.4
Capital Markets	0.4
Building Products	0.4
Electronic Components	0.3
Paper & Forest Products	0.2
Diversified Consumer Services	0.2
Containers & Packaging	0.2
Computer Hardware	0.2
Telecommunications	0.1

120.5
Liabilities in excess of other assets	(20.5)

100.0%

See Notes to Financial Statements.

Strategic Partners Mutual Funds, Inc.    25

Strategic Partners Concentrated Growth Fund

SCHEDULE OF INVESTMENTS

April 30, 2007

(Unaudited)

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 100.5%
COMMON STOCKS
Aerospace — 1.6%
United Technologies Corp.	56,010	$3,759,951

Beverages — 4.7%
Fortune Brands, Inc.	31,420	2,516,742
PepsiCo, Inc.	125,280	8,279,755

		10,796,497

Biotechnology — 7.3%
Amgen, Inc.*	100,830	6,467,236
Celgene Corp.*(a)	92,010	5,627,332
MedImmune, Inc.*(a)	78,450	4,446,546

		16,541,114

Commercial Services — 4.5%
McGraw-Hill Cos., Inc.	156,870	10,279,691

Computer Services — 6.6%
CheckFree Corp.*	112,380	3,782,711
First Data Corp.	124,410	4,030,884
Western Union Co.	339,760	7,151,948

		14,965,543

Computer Software — 6.5%
Electronic Arts, Inc.*	143,400	7,228,794
Microsoft Corp.	254,436	7,617,814

		14,846,608

Financial Service — 2.8%
Charles Schwab Corp. (The)	332,450	6,356,444

Internet & Online — 7.3%
Google, Inc. (Class A Stock)*	19,480	9,182,482
Yahoo!, Inc.*(a)	262,740	7,367,230

		16,549,712

Medical Products — 6.7%
St. Jude Medical, Inc.*	187,740	8,033,395
Thermo Fisher Scientific*	140,590	7,319,115

		15,352,510

Movies & Entertainment — 2.2%
Viacom, Inc. (Class B Stock)*	122,005	5,032,706

26    Visit our website at www.jennisondryden.com or www.prudential.com

	Shares	Value (Note 2)
COMMON STOCKS (continued)
Networking/Telecom Equipment — 5.2%
Cisco Systems, Inc.*	198,050	$5,295,857
Research in Motion Ltd.*	50,120	6,594,790

		11,890,647

Oil & Gas — 4.0%
Suncor Energy, Inc.	114,680	9,231,740

Oil Well Services & Equipment — 8.7%
Baker Hughes, Inc.	114,810	9,229,576
Schlumberger Ltd.	142,620	10,529,635

		19,759,211

Pharmaceuticals — 1.5%
Amylin Pharmaceuticals, Inc.*(a)	82,930	3,427,497

Retail – Food & Drug — 3.1%
CVS Corp.	191,960	6,956,630

Retailing — 6.9%
Lowe’s Cos., Inc.	130,900	4,000,304
Target Corp.	102,980	6,113,923
Wal-Mart Stores, Inc.	117,950	5,652,164

		15,766,391

Semiconductors — 5.6%
Linear Technology Corp.	157,370	5,888,785
QUALCOMM, Inc.	159,400	6,981,720

		12,870,505

Specialty Finance — 7.2%
American Express Co.	86,830	5,267,976
Freddie Mac	170,700	11,057,946

		16,325,922

Telecommunications — 8.1%
American Tower Corp. (Class A Stock)*	204,210	7,759,980
Crown Castle International Corp.*	129,040	4,431,234
Sprint Nextel Corp.	316,850	6,346,505

		18,537,719

TOTAL LONG-TERM INVESTMENTS (Cost $177,476,506)		229,247,038

Strategic Partners Mutual Funds, Inc.    27

Strategic Partners Concentrated Growth Fund

SCHEDULE OF INVESTMENTS

April 30, 2007

(Unaudited)

	Shares	Value (Note 2)
SHORT-TERM INVESTMENT — 13.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $30,462,865; includes $28,396,282 of cash collateral for securities on loan)(b)(w)	30,462,865	$30,462,865

TOTAL INVESTMENTS — 113.9% (Cost $207,939,371; Note 5)		259,709,903
Liabilities in excess of other assets — (13.9)%		(31,606,603)

NET ASSETS — 100.0%		$228,103,300

The following abbreviations are used in portfolio descriptions:

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $27,126,420; cash collateral of $28,396,282 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Fund, also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series.

28    Visit our website at www.jennisondryden.com or www.prudential.com

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2007 were as follows:

Affiliated Money Market Mutual Fund (12.4% represents investments purchased with collateral from securities on loan)	13.4%
Oil Well Services & Equipment	8.7
Telecommunications	8.1
Internet & Online	7.3
Biotechnology	7.3
Specialty Finance	7.2
Retailing	6.9
Computer Services	6.6
Computer Software	6.5
Semiconductors	5.6
Networking/Telecom Equipment	5.2
Beverages	4.7
Commercial Services	4.5
Oil & Gas	4.0
Healthcare Equipment & Supplies	3.5
Medical Products	3.2
Retail – Food & Drug	3.1
Financial Services	2.8
Movies & Entertainment	2.2
Aerospace	1.6
Pharmaceuticals	1.5

113.9
Liabilities in excess of other assets	(13.9)

100.0%

See Notes to Financial Statements.

Strategic Partners Mutual Funds, Inc.    29

Jennison Equity Income Fund

SCHEDULE OF INVESTMENTS

April 30, 2007

(Unaudited)

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 98.4%
COMMON STOCKS
Air Freight & Logistics — 1.0%
TNT NV (Netherlands)	59,700	$2,684,741

Commercial Banks — 1.0%
Lloyds TSB Group PLC (United Kingdom)	226,900	2,620,089

Commercial Services & Supplies — 1.6%
Waste Management, Inc.	111,100	4,156,251

Diversified Financial Services — 5.6%
Bank of America Corp.	72,700	3,700,430
Citigroup, Inc.	150,300	8,059,086
JPMorgan Chase & Co.	60,900	3,172,890

		14,932,406

Diversified Telecommunication Services — 18.1%
Alaska Communications Systems Group, Inc.	116,800	1,857,120
AT&T, Inc.	68,900	2,667,808
BCE, Inc. (Canada)	206,200	6,959,250
Chunghwa Telecom Co. Ltd., ADR (Taiwan)	267,900	5,331,210
Citizens Communications Co.	185,700	2,891,349
Consolidated Communications Holdings, Inc.	116,600	2,319,174
Deutsche Telekom AG (Germany)	207,000	3,769,368
Elisa Oyj (Finland)	131,800	3,835,287
France Telecom SA (France)	98,000	2,865,734
Iowa Telecommunications Services, Inc.(a)	68,700	1,395,297
Royal KPN NV (Netherlands)	214,700	3,645,234
Telstra Corp. Ltd., ADR (Australia)	161,600	3,140,745
Verizon Communications, Inc.	49,800	1,901,364
Windstream Corp.	372,800	5,450,336

		48,029,276

Electric Utilities — 14.8%
Cia Energetica De Minas Gerais (Brazil)	4,200,000	144,749
Cia Energetica De Minas Gerais, ADR (Brazil)	52,400	2,717,988
CPFL Energia SA, ADR (Brazil)(a)	99,000	4,683,690
E.ON AG, ADR (Germany)	151,700	7,604,721
Enel SpA (Italy)	391,100	4,444,636
Fortum Oyj (Finland)	95,000	2,941,309
Progress Energy, Inc.	139,300	7,041,615
Scottish & Southern Energy PLC (United Kingdom)	89,500	2,675,541
Southern Co.	181,900	6,874,001

		39,128,250

30    Visit our website at www.jennisondryden.com or www.prudential.com

	Shares	Value (Note 2)
COMMON STOCKS (continued)
Gas Utilities — 1.1%
National Fuel Gas Co.(a)	59,500	$2,797,095

Household Products — 1.0%
Kimberly-Clark Corp.	38,200	2,718,694

Independent Power Producers & Energy Traders — 2.6%
Drax Group PLC (United Kingdom)	436,919	6,976,486

Insurance — 2.0%
Aegon NV	261,500	5,407,820

Marine — 2.2%
Genco Shipping & Trading Ltd	85,000	3,039,600
OceanFreight, Inc. (Greece)*	140,100	2,710,935

		5,750,535

Media — 0.6%
Cinemark Holdings, Inc.*	77,700	1,468,530

Multi-Utilities — 5.6%
Ameren Corp.(a)	49,700	2,612,729
Consolidated Edison, Inc.(a)	55,700	2,855,182
Energy East Corp.	100,000	2,422,000
RWE AG (Germany)	25,900	2,729,935
Xcel Energy, Inc.	173,000	4,167,570

		14,787,416

Oil, Gas & Consumable Fuels — 19.0%
Bonavista Energy Trust (Canada)	114,600	3,226,642
Capital Product Partners LP (Greece)*(a)	178,000	4,658,260
Duncan Energy Partners LP	100,100	2,847,845
Energy Transfer Partners LP(a)	77,600	4,856,984
Enterprise Products Partners LP(a)	231,300	7,505,685
Freehold Royalty Trust (Canada)	220,200	2,956,104
Harvest Energy Trust (Canada)	167,500	4,649,800
NAL Oil & Gas Trust (Canada)	247,200	2,761,762
ONEOK Partners LP(a)	42,100	2,986,995
Pembina Pipeline Income Fund (Canada)	99,600	1,480,674
Targa Resources Partners LP*	223,500	7,156,470
Vermilion Energy Trust (Canada)	96,700	2,940,468
Williams Partners LP(a)	46,800	2,243,124

		50,270,813

Strategic Partners Mutual Funds, Inc.    31

Jennison Equity Income Fund

SCHEDULE OF INVESTMENTS

April 30, 2007

(Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (continued)
Pharmaceuticals — 5.9%
Bristol-Meyers Squibb Co.	281,300	$8,118,318
Merck & Co., Inc.	88,300	4,542,152
Pfizer, Inc.	108,900	2,881,494

		15,541,964

Real Estate Investment Trusts — 8.5%
American Campus Communities, Inc.	44,700	1,368,714
American Financial Realty Trust	234,400	2,484,640
Digital Realty Trust, Inc.(a)	131,800	5,331,310
Hospitality Properties Trust(a)	111,000	5,053,830
Kimco Realty Corp.	84,300	4,052,301
Simon Property Group, Inc.(a)	37,500	4,323,000

		22,613,795

Tobacco — 3.9%
Altria Group, Inc.	56,700	3,907,764
Reynolds American, Inc.	61,500	3,951,990
UST, Inc.(a)	45,500	2,578,940

		10,438,694

Trading Companies & Distributors — 2.3%
Aircastle Ltd.	181,200	6,052,080

Transportation Infrastructure — 0.6%
Macquarie Infrastructure Co. Trust	37,800	1,609,524

Wireless Telecommunication Services — 1.0%
Vodafone Group PLC, ADR (United Kingdom)	93,400	2,683,382

TOTAL LONG-TERM INVESTMENTS (Cost $230,510,853)		260,667,841

SHORT-TERM INVESTMENT — 15.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $41,886,724; includes $37,022,699 of cash collateral for securities on loan)(b)(w)	41,886,724	41,886,724

TOTAL INVESTMENTS — 114.2% (Cost $272,397,577; Note 5)		302,554,565
Liabilities in excess of other assets — (14.2)%		(37,672,284)

NET ASSETS — 100.0%		$264,882,281

32    Visit our website at www.jennisondryden.com or www.prudential.com

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $35,721,226; cash collateral of $37,022,699 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Strategic Partners Mutual Funds, Inc.    33

Jennison Equity Income Fund

SCHEDULE OF INVESTMENTS

April 30, 2007

(Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2007 were as follows:

Oil, Gas & Consumable Fuels	19.0%
Diversified Telecommunication Services	18.1
Affiliated Money Market Mutual Fund (14.0% represents investments purchased with collateral from securities on loan)	15.8
Electric Utilities	14.8
Real Estate Investment Trusts	8.5
Pharmaceuticals	5.9
Diversified Financial Services	5.6
Multi-Utilities	5.6
Tobacco	3.9
Independent Power Producers & Energy Traders	2.6
Trading Companies & Distributors	2.3
Marine	2.2
Insurance	2.0
Commercial Services & Supplies	1.6
Gas Utilities	1.1
Household Products	1.0
Air Freight & Logistics	1.0
Wireless Telecommunication Services	1.0
Commercial Banks	1.0
Transportation Infrastructure	0.6
Media	0.6

114.2
Liabilities in excess of other assets	(14.2)

100.0%

See Notes to Financial Statements.

34    Visit our website at www.jennisondryden.com or www.prudential.com

Dryden Money Market Fund

SCHEDULE OF INVESTMENTS

April 30, 2007

(Unaudited)

	Moody’s Ratings	Principal Amount (000)#	Value (Note 2)
COMMERCIAL PAPER(n)— 41.6%
Abbey National North America LLC 5.275%, 05/11/07	P-1	$3,130	$3,125,414
Barton Capital, 144A 5.27%, 05/16/07	P-1	1,200	1,197,365
CitiGroup Funding, Inc. 5.24%, 06/08/07	P-1	3,000	2,983,407
Edison Asset Securities LLC, 144A 5.20%, 08/06/07	P-1	2,000	1,971,978
Falcon Asset Securitization Corp., 144A
5.27%, 05/14/07	P-1	1,690	1,686,781
5.27%, 05/22/07	P-1	1,500	1,495,389
General Electric Capital Corp. 5.20%, 07/30/07	P-1	3,000	2,961,000
Goldman Sachs 5.175%, 10/16/07	P-1	2,000	1,951,700
Kredietbank NA 5.225%, 06/05/07	P-1	2,000	1,989,840
Long Lane Master Trust, 144A 5.27%, 05/14/07	P-1	1,158	1,155,796
Prudential PLC, 144A 5.10%, 02/11/08	P-1	1,500	1,439,225
Sheffield Receivables, 144A
5.27%, 05/17/07	P-1	1,101	1,098,421
5.27%, 05/31/07	P-1	2,200	2,190,338
Societe Generale NA 5.26%, 06/28/07	P-1	2,500	2,478,814
Swedbank Mortgage AB 5.15%, 09/13/07	P-1	1,000	980,687
Triple A One Funding Corp., 144A 5.275%, 05/08/07	P-1	1,000	998,974

TOTAL COMMERCIAL PAPER (Cost $29,705,129)			29,705,129

CORPORATE OBLIGATIONS — 31.5%
Australia & New Zealand Banking Group Ltd., MTN, 144A 5.318%,(c) 04/04/08	Aa3	1,000	1,000,000
Caja Madrid, Sr. Unsec’d. Notes 5.36%,(c) 05/12/08	P-1	1,000	1,000,000
DNB NOR Bank ASA, Notes, 144A 5.31%,(c) 05/23/08	Aa1	1,500	1,499,904
HSBC USA, Inc., Unsec’d. Notes, MTN 5.32%,(c) 05/15/08	P-1	3,500	3,500,000

Strategic Partners Mutual Funds, Inc.    35

Dryden Money Market Fund

SCHEDULE OF INVESTMENTS

April 30, 2007

(Unaudited)

	Moody’s Ratings	Principal Amount (000)#	Value (Note 2)
ING Verzekeringen NV, Notes, MTN, 144A 5.29%,(c) 05/04/08	P-1	$2,000	$2,000,000
Irish Life & Permanent PLC, Sr. Notes, MTN, 144A 5.36%,(c) 05/21/08	P-1	1,000	1,000,059
Merrill Lynch & Co., Inc., Notes, MTN 5.33%,(c) 05/15/08	P-1	3,000	3,000,000
Morgan Stanley, Notes 5.48%,(c) 07/27/07	Aa3	4,000	4,001,457
Nationwide Building Society, Notes, 144A 5.43%,(c) 04/28/08	Aa2	3,000	3,000,994
Paccar Financial Corp., Notes, MTN 5.32%,(c) 05/12/08	A1	2,500	2,500,038

TOTAL CORPORATE OBLIGATIONS (Cost $22,502,452)			22,502,452

CERTIFICATES OF DEPOSIT — 25.2%
American Express Centurion 5.29%,(c) 12/13/07	P-1	2,000	1,999,938
Banco Bilbao Vizcaya Argentina/NY 5.295%,(c) 06/20/07	P-1	3,000	2,999,815
Bank of the West 5.31%,(c) 11/19/07	P-1	700	699,956
Barclays Bank PLC
5.61%, 06/21/07	P-1	1,000	1,000,182
5.35%, 05/09/08	P-1	1,000	1,000,000
Fortis Bank NY 5.27%,(c) 12/12/07	P-1	1,500	1,499,816
Nordea Bank AB 5.70%, 06/28/07	P-1	2,000	2,000,000
Royal Bank of Scotland 5.26%,(c) 09/14/07	P-1	3,800	3,799,560
Suntrust Bank 5.29%,(c) 05/01/07	P-1	3,000	3,000,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $17,999,267)			17,999,267

LOAN PARTICIPATION — 1.4%
Caterpillar, Inc. 5.30%, 05/11/07 (Cost $1,000,000)	P-1	1,000	1,000,000

TOTAL UNAFFILIATED INVESTMENTS (Cost $71,206,848)			71,206,848

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	Shares	Value (Note 2)
AFFILIATED MONEY MARKET MUTUAL FUND — 0.6%
Dryden Core Investment Fund – Taxable Money Market Series (Cost $386,252)(w)	386,252	$386,252

TOTAL INVESTMENTS — 100.3% (Cost $71,593,100; Note 5)†		71,593,100
Liabilities in excess of other assets — (0.3)%		(235,566)

NET ASSETS — 100.0%		$71,357,534

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the current reporting period, the aggregate cost of such securities was $21,735,224. The aggregate market value of $21,735,224 is approximately 30.5% of the net assets. Unless otherwise noted, 144A securities are deemed to be liquid.
MTN	Medium Term Note
#	Principal amount is shown in U.S. dollars unless otherwise stated.
†	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.
(c)	Indicates a variable rate security.
(n)	Rates shown are the effective yields at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Fund, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Strategic Partners Mutual Funds, Inc.    37

Dryden Money Market Fund

SCHEDULE OF INVESTMENTS

April 30, 2007

(Unaudited)

The security classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2007 were as follows:

Commercial Paper	41.6%
Corporate Obligations	31.5
Certificates of Deposit	25.2
Loan Participation	1.4
Affiliated Money Market Mutual Fund	0.6

100.3%
Liabilities in excess of other assets	(0.3)

100.0%

See Notes to Financial Statements.

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Strategic Partners Mutual Funds, Inc.    39

Statements of Assets and Liabilities

APRIL 30, 2007 (UNAUDITED)

	DRYDEN MID CAP VALUE FUND	STRATEGIC PARTNERS CONCENTRATED GROWTH FUND	JENNISON EQUITY INCOME FUND	DRYDEN MONEY MARKET FUND
ASSETS
Investments at Value:
Unaffiliated investments (A) including Securities on Loan (C)	$335,460,545	$229,247,038	$260,667,841	$71,206,848
Affiliated investments (B)	73,279,341	30,462,865	41,886,724	386,252
Cash	4,872,155	—	—	43
Receivable for:
Securities Sold	—	2,171,370	3,031,288	—
Dividends and Interest	229,495	73,909	1,919,698	256,564
Fund Shares Sold	63,385	13,822	110,409	351,765
Receivable from Investment Manager	—	—	—	—
Prepaid Expenses	—	2,094	5,701	930

Total Assets	413,904,921	261,971,098	307,621,661	72,202,402

LIABILITIES
Payable to Broker for Collateral for Securities on Loan	72,748,587	28,396,282	37,022,699	—
Payable to Investment Manager	251,196	74,870	159,015	17,811
Payable for:
Custodian	—	1,657,656	2,177,190	—
Securities Purchased	—	2,519,868	1,842,110	—
Fund Shares Redeemed	915,764	579,787	826,410	311,847
Transfer Agent’s Fees (D)	167,693	336,415	260,414	43,080
Distribution Fees	206,721	149,878	175,030	48,856
Accrued Expenses	287,818	153,042	274,602	390,301
Withholding Tax	909	—	1,910	—
Dividends	—	—	—	32,973

Total Liabilities	74,578,688	33,867,798	42,739,380	844,868

Net Assets	$339,326,233	$228,103,300	$264,882,281	$71,357,534

See Notes to Financial Statements.

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	DRYDEN MID CAP VALUE FUND	STRATEGIC PARTNERS CONCENTRATED GROWTH FUND	JENNISON EQUITY INCOME FUND	DRYDEN MONEY MARKET FUND
Net assets were comprised of:
Common Stock, at $.001 Par Value	$18,825	$17,794	$14,573	$71,406
Paid-In Capital in Excess of Par	239,272,210	1,133,806,928	200,978,584	71,330,836

	239,291,035	1,133,824,722	200,993,157	71,402,242
Undistributed net investment income (loss)	(494,323)	(1,483,320)	1,522,610	(27,260)
Accumulated net realized gain (loss) on investments and foreign currency transactions	48,113,602	(956,008,634)	32,204,555	(17,448)
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	52,415,919	51,770,532	30,161,959	—

Net Assets, April 30, 2007	$339,326,233	$228,103,300	$264,882,281	$71,357,534

(A) Unaffiliated Investments at Cost	$283,044,626	$177,476,506	$230,510,853	$71,206,848

(B) Affiliated Investments at Cost	$73,279,341	$30,462,865	$41,886,724	$386,252

(C) Securities on Loan at Value	$70,259,081	$27,126,420	$35,721,226	$—

(D) Affiliated Transfer Agent Fees	$105,700	$148,600	$78,700	$23,700

See Notes to Financial Statements.

Strategic Partners Mutual Funds, Inc.    41

Statements of Assets and Liabilities

APRIL 30, 2007 (UNAUDITED) (CONTINUED)

	DRYDEN MID CAP VALUE FUND	STRATEGIC PARTNERS CONCENTRATED GROWTH FUND	JENNISON EQUITY INCOME FUND	DRYDEN MONEY MARKET FUND
NET ASSET VALUE:
Class A: Net Assets	$54,331,152	$37,046,945	$42,997,004	$4,422,795

Shares Outstanding	2,862,853	2,572,958	2,312,036	4,422,783

Net Asset Value and Redemption Price Per Share	$18.98	$14.40	$18.60	$1.00

Maximum Sales Charge	5.50%	5.50%	5.50%	—

Offering Price Per Share	$20.08	$15.24	$19.68	$1.00

Class B: Net Assets	$47,827,326	$5,540,145	$4,619,463	$—

Shares Outstanding	2,703,971	454,274	256,245	—

Net Asset Value, Offering and Redemption Price Per Share	$17.69	$12.20	$18.03	$—

Class C: Net Assets	$78,325,127	$33,698,112	$46,787,631	$7,268,568

Shares Outstanding	4,433,769	2,769,622	2,599,630	7,275,585

Net Asset Value, Offering and Redemption Price Per Share	$17.67	$12.17	$18.00	$1.00

Class D: Net Assets	$—	$—	$—	$8,182,389

Shares Outstanding	—	—	—	8,187,347

Net Asset Value, Offering and Redemption Price Per Share	$—	$—	$—	$1.00

Class L: Net Assets	$35,323,804	$37,162,932	$37,714,681	$10,089,016

Shares Outstanding	1,886,041	2,602,052	2,036,909	10,099,447

Net Asset Value and Redemption Price Per Share	$18.73	$14.28	$18.52	$1.00

See Notes to Financial Statements.

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	DRYDEN MID CAP VALUE FUND	STRATEGIC PARTNERS CONCENTRATED GROWTH FUND	JENNISON EQUITY INCOME FUND	DRYDEN MONEY MARKET FUND
Class M: Net Assets	$93,316,630	$95,424,183	$103,735,088	$32,912,985

Shares Outstanding	5,285,738	7,820,671	5,754,736	32,934,186

Net Asset Value and Redemption Price Per Share	$17.65	$12.20	$18.03	$1.00

Class X: Net Assets	$18,717,023	$19,230,983	$29,028,414	$8,481,781

Shares Outstanding	1,049,646	1,574,092	1,613,770	8,486,303

Net Asset Value, Offering and Redemption Price Per Share	$17.83	$12.22	$17.99	$1.00

Class Z: Net Assets	$11,485,171	$—	$—	$—

Shares Outstanding	603,144	—	—	—

Net Asset Value, Offering and Redemption Price Per Share	$19.04	$—	$—	$—

See Notes to Financial Statements.

Strategic Partners Mutual Funds, Inc.    43

Statement of Operations

SIX MONTHS ENDED APRIL 30, 2007 (UNAUDITED)

	DRYDEN MID CAP VALUE FUND	STRATEGIC PARTNERS CONCENTRATED GROWTH FUND	JENNISON EQUITY INCOME FUND	DRYDEN MONEY MARKET FUND
NET INVESTMENT INCOME (LOSS)
Investment Income
Unaffiliated Dividend Income	$2,717,438	$885,633	$6,143,767	$—
Affiliated Dividend Income	69,426	35,380	100,430	15,699
Affiliated Income from Securities Loaned, Net	78,090	20,241	98,469	—
Interest	—	11	109	2,008,731
Foreign Taxes Withheld	(9,291)	(1,448)	(251,687)	—

Total Income	2,855,663	939,817	6,091,088	2,024,430

EXPENSES
Advisory Fees	1,535,010	1,049,868	1,101,850	187,439
Distribution Fees - Class A	61,041	36,218	43,205	2,194
Distribution Fees - Class B	236,064	25,867	21,141	—
Distribution Fees - Class C	390,424	170,341	227,486	38,934
Distribution Fees - Class D	—	—	—	22,549
Distribution Fees - Class L	90,287	95,764	92,970	27,007
Distribution Fees - Class M	499,240	536,747	545,218	174,572
Distribution Fees - Class X	—	97,164	143,689	44,711
Transfer Agent’s Fees and Expenses (A)	397,000	430,000	389,000	146,000
Custodian’s Fees and Expenses	47,000	33,000	49,000	26,000
Audit and Legal Fees	20,000	12,000	24,000	21,000
Reports to Shareholders	22,000	16,000	37,000	7,000
Insurance Fees	4,000	4,000	1,000	2,000
Interest Expense	—	3,176	—	—
Registration Fees	32,000	26,000	31,000	25,000
Directors’ Fees	8,000	5,000	8,000	6,000
Miscellaneous	7,920	5,195	7,940	5,668

Total Expenses	3,349,986	2,546,340	2,722,499	736,074
Less: Advisory Fee
Waivers and Expense
Reimbursements	—	(123,203)	(158,424)	(57,114)

Net Expenses	3,349,986	2,423,137	2,564,075	678,960

Net Investment Income (Loss)	(494,323)	(1,483,320)	3,527,013	1,345,470

See Notes to Financial Statements.

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	DRYDEN MID CAP VALUE FUND	STRATEGIC PARTNERS CONCENTRATED GROWTH FUND	JENNISON EQUITY INCOME FUND	DRYDEN MONEY MARKET FUND
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net Realized Gain (Loss) on:
Investments	$49,109,390	$17,660,845	$60,543,983	$159
Foreign Currencies	—	—	(101,069)	—
Futures	10,384	—	—	—

	49,119,774	17,660,845	60,442,914	159

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(6,167,778)	3,478,099	(28,716,985)	—
Foreign Currencies	—	—	4,971	—

	(6,167,778)	3,478,099	(28,712,014)	—

Net Gain on Investments and Foreign Currencies	42,951,996	21,138,944	31,730,900	159

Net Increase In Net Assets Resulting From Operations	$42,457,673	$19,655,624	$35,257,913	$1,345,629

(A) Affiliated Transfer Agent’s Fees and Expenses	$300,800	$200,000	$241,000	$86,300

See Notes to Financial Statements.

Strategic Partners Mutual Funds, Inc.    45

Statements of Changes in Net Assets

(UNAUDITED)

	DRYDEN MID CAP VALUE FUND		STRATEGIC PARTNERS CONCENTRATED GROWTH FUND
	Six Months Ended April 30, 2007	Year Ended October 31, 2006	Six Months Ended April 30, 2007	Year Ended October 31, 2006
OPERATIONS
Net Investment Income (Loss)	$(494,323)	$(1,326,650)	$(1,483,320)	$(3,223,317)
Net Realized Gain (Loss) on Investments and Foreign Currencies	49,119,774	34,996,112	17,660,845	20,527,371
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currencies	(6,167,778)	2,312,993	3,478,099	13,514,950

Net Increase (Decrease) in Net Assets Resulting from Operations	42,457,673	35,982,455	19,655,624	30,819,004

DIVIDENDS AND DISTRIBUTIONS (Note 1)
Dividends from Net Investment Income:
Class A	—	—	—	—
Class B	—	—	—	—
Class C	—	—	—	—
Class D	—	—	—	—
Class L	—	—	—	—
Class M	—	—	—	—
Class X	—	—	—	—

Total Dividends	—	—	—	—

Distributions from Net Realized Gains:
Class A	(4,018,906)	(4,078,457)	—	—
Class B	(4,412,263)	(711,922)	—	—
Class C	(7,318,251)	(11,460,673)	—	—
Class L	(3,312,131)	(9,783,292)	—	—
Class M	(9,716,121)	(28,302,102)	—	—
Class X	(1,780,127)	(5,113,048)	—	—
Class Z	(1,066,903)	—	—	—

Total Distributions	(31,624,702)	(59,449,494)	—	—

See Notes to Financial Statements.

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	JENNISON EQUITY INCOME FUND		DRYDEN MONEY MARKET FUND
	Six Months Ended April 30, 2007	Year Ended October 31, 2006	Six Months Ended April 30, 2007	Year Ended October 31, 2006
OPERATIONS
Net Investment Income (Loss)	$3,527,013	$554,420	$1,345,470	$2,915,343
Net Realized Gain (Loss) on Investments and Foreign Currencies	60,442,914	18,439,290	159	(2,144)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currencies	(28,712,014)	25,327,566	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	35,257,913	44,321,276	1,345,629	2,913,199

DIVIDENDS AND DISTRIBUTIONS (Note 1)
Dividends from Net Investment Income:
Class A	(547,506)	(20,184)	(75,158)	(48,409)
Class B	(35,947)	—	—	—
Class C	(371,400)	—	(132,683)	(277,330)
Class D	—	—	(175,944)	(368,701)
Class L	(494,196)	(9,947)	(211,091)	(546,141)
Class M	(855,474)	—	(597,821)	(1,362,679)
Class X	(233,190)	—	(152,772)	(312,391)

Total Dividends	(2,537,713)	(30,131)	(1,345,469)	(2,915,651)

Distributions from Net Realized Gains:
Class A	—	—	—	—
Class B	—	—	—	—
Class C	—	—	—	—
Class L	—	—	—	—
Class M	—	—	—	—
Class X	—	—	—	—
Class Z	—	—	—	—

Total Distributions	—	—	—	—

See Notes to Financial Statements.

Strategic Partners Mutual Funds, Inc.    47

Statements of Changes in Net Assets

(UNAUDITED) (CONTINUED)

	DRYDEN MID CAP VALUE FUND		STRATEGIC PARTNERS CONCENTRATED GROWTH FUND
	Six Months Ended April 30, 2007	Year Ended October 31, 2006	Six Months Ended April 30, 2007	Year Ended October 31, 2006
FUND SHARE TRANSACTIONS (Note 4)
Net Proceeds from Shares Sold(b)	$8,754,724	$159,484,678	$4,676,215	$11,228,337
Net Asset Value of Shares Issued in Reinvestment of Dividends and Distributions	27,210,281	49,920,779	—	—
Cost of Shares Redeemed	(58,736,214)	(126,610,843)	(45,163,554)	(88,830,254)

Increase (Decrease) in Net Assets from Fund Share Transactions	(22,771,209)	82,794,614	(40,487,339)	(77,601,917)

Net Increase (Decrease) in Net Assets	(11,938,238)	59,327,575	(20,831,715)	(46,782,913)
NET ASSETS:
Beginning of Period	351,264,471	291,936,896	248,935,015	295,717,928

End of Period(a)	$339,326,233	$351,264,471	$228,103,300	$248,935,015

(a) Includes Undistributed Net Investment Income of:	$—	$—	$—	$—

(b) Includes Value of Shares Issued in Merger (Note 8):	$—	$129,015,263	$—	$—

See Notes to Financial Statements.

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	JENNISON EQUITY INCOME FUND		DRYDEN MONEY MARKET FUND
	Six Months Ended April 30, 2007	Year Ended October 31, 2006	Six Months Ended April 30, 2007	Year Ended October 31, 2006
FUND SHARE TRANSACTIONS (Note 4)
Net Proceeds from Shares Sold(b)	$9,103,344	$13,488,011	$18,563,470	$46,217,631
Net Asset Value of Shares Issued in Reinvestment of Dividends and Distributions	2,086,843	17,669	1,085,616	2,358,757
Cost of Shares Redeemed	(45,809,713)	(93,818,404)	(31,854,125)	(86,226,878)

Increase (Decrease) in Net Assets from Fund Share Transactions	(34,619,526)	(80,312,724)	(12,205,039)	(37,650,490)

Net Increase (Decrease) in Net Assets	(1,899,326)	(36,021,579)	(12,204,879)	(37,652,942)
NET ASSETS:
Beginning of Period	266,781,607	302,803,186	83,562,413	121,215,355

End of Period(a)	$264,882,281	$266,781,607	$71,357,534	$83,562,413

(a) Includes Undistributed Net Investment Income of:	$1,522,610	$533,310	$—	$—

(b) Includes Value of Shares Issued in Merger (Note 8):	$—	$—	$—	$—

See Notes to Financial Statements.

Strategic Partners Mutual Funds, Inc.    49

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APRIL 30, 2007

Notes to Financial Statements (Unaudited)

1. Organization

Strategic Partners Mutual Funds, Inc. (the “Company”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended. The Company was organized on March 5, 1997, as a Maryland Corporation. The Company operates as a series company and effective April 12, 2004, the name of the Company was changed to Strategic Partners Mutual Funds, Inc. At April 30, 2007, the Company consisted of 4 diversified investment portfolios (each a “Fund” and collectively the “Funds”).

The Funds of the Company have the following as investment objectives:

Dryden Mid Cap Value (formerly known as Strategic Partners Mid Cap Value Fund) (“Mid Cap Value”): Capital growth by investing primarily in common stocks of medium capitalization companies.

Strategic Partners Concentrated Growth Fund (“Concentrated Growth”): Capital growth by investing in equity securities of approximately 30-45 large-cap companies.

Jennison Equity Income Fund (formerly known as Strategic Partners Equity Income Fund) (“Equity Income”): Long term capital growth and income by investing primarily in common stocks that are believed to be selling at reasonable valuation in relation to their fundamental business prospects.

Dryden Money Market Fund (“Money Market”): Maximize current income and maintain high levels of liquidity by investing in high-quality, short-term, U.S. dollar-denominated instruments.

2. Significant Accounting Policies

The following accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Company and the Funds in the preparation of their financial statements.

Securities Valuation

Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded via Nasdaq are

Strategic Partners Mutual Funds, Inc.    51

valued at the official closing price as provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset value.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Securities held by the Dryden Money Market Portfolio are valued at amortized cost in accordance with Rule 2a-7 of the Investment Company Act, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost. Short-term debt securities held by other funds, which mature in sixty days or less, are valued at amortized cost, which approximates market value. Short-term securities, which mature in more than sixty days, are valued at current market quotations.

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Foreign Currency Translation

Fund securities and other assets and liabilities denominated in foreign currencies are translated each business day into U.S. dollars based on the current rates of exchange. Purchases and sales of Fund securities and income and expenses are translated into U.S. dollars on the respective dates of such transactions. Gains and losses resulting from changes in exchange rates applicable to long-term foreign securities are not reported separately from gains and losses arising from movements in securities prices. Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of net investment income accrued on foreign securities and the U.S. dollar amount actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the value of assets and liabilities other than Fund securities, resulting from changes in exchange rates.

Repurchase Agreements

A repurchase agreement is a commitment to purchase securities from a seller who agrees to repurchase the securities at an agreed-upon price and date. The excess of the resale price over the purchase price determines the yield on the transaction. Under the terms of the agreement, the market value, including accrued interest, of the securities will be at least equal to their repurchase price.

Repurchase agreements are recorded at cost, which, combined with accrued interest, approximates market value.

The Funds bear a risk of loss in the event that the seller defaults on its obligation to repurchase the securities. In such case, the Fund may be delayed or prevented from exercising its right to dispose of the securities.

Securities Lending

The Funds may lend their portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities using the collateral in the open market. The Funds recognize income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Funds also continue to receive interest and dividends or

Strategic Partners Mutual Funds, Inc.    53

amounts equivalent thereto, on the securities loaned and recognize any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan. Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent.

Investment Transactions and Investment Income

Securities transactions are recorded on the trade date. Realized gains or losses on sales of investments and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund amortizes premiums and discounts on portfolio securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. Dividends, if any, from net investment income are declared and paid at least annually by Mid Cap Value and Concentrated Growth funds, quarterly by the Equity Income fund, and declared daily and paid monthly by Money Market fund.

These dividends and distributions are determined in accordance with federal income tax regulations and may differ from accounting principles generally accepted in the United States of America.

Net realized gains from investment transactions, if any are distributed at least annually. Permanent book/tax differences relating to income and gains are reclassified to paid-in capital when they arise.

Taxes

For federal income tax purposes, each Fund in the Company is treated as a separate tax paying entity. It is the Funds’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal tax provision is required. Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

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Estimates

The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements and Other Transactions with Affiliates

The Funds have entered into investment management agreements with Prudential Investments LLC and AST Investment Services, Inc. (as co-manager of certain funds) (“Investment Manager”) which provide that the Investment Manager will furnish each Fund with investment advice and investment management and administrative services. The Investment Manager has engaged the following firms as Sub-advisors of the Funds, as of April 30, 2007:

FUND	Subadvisor
Mid Cap Value	Quantitative Management Associates LLC
Concentrated Growth	Goldman Sachs Asset Management, L.P.
Equity Income	Jennison Associates LLC
Money Market	Prudential Investment Management, Inc.

Advisory Fees and Expense Limitations

The Investment Manager receives a fee, computed daily and paid monthly, based on an annual rate of the average daily net assets. The Investment Manager pays each Sub-advisor a fee as compensation for advisory services provided to the Funds. The Investment Manager has voluntarily agreed to waive expenses in accordance with limitation expense policies as noted in the table below. The Investment Manager will reimburse each Fund for its respective operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees and extraordinary expenses, but inclusive of the advisory fee, which in the aggregate exceed specified percentages of the Funds’ average net assets while retaining their ability to be reimbursed for such fee waivers prior to the end of the fiscal year. The advisory fees and expense limitations are summarized as follows:

Strategic Partners Mutual Funds, Inc.    55

	Advisory Expense	Effective Advisory Fees Net of Waiver	Fees Limitations
Mid Cap Value Fund	0.90% to $500 million; 0.85% next $500 million; 0.80% in excess of $1 billion	0.90%	1.35%
Concentrated Growth Fund	0.90% to $500 million; 0.85% next $500 million; 0.80% in excess of $1 billion	0.90%	1.25%
Equity Income Fund	0.85% to $500 million; 0.80% next $500 million; 0.75% in excess of $1 billion	0.85%	1.15%
Money Market Fund	0.50%	0.50%	1.00%

The Investment Manager will waive a portion of its advisory fee for the Money Market Fund to the extent necessary to keep net operating expenses from exceeding total investment income. Such voluntary fee waivers or reductions have been calculated prior to any fee reimbursements with respect to the expense limitations, and may be rescinded at any time and without notice to investors. All reimbursements by the Investment Manager are reflected in the Statements of Operations.

Management of the Company

Certain officers and directors of the Funds are officers or directors of the Investment Manager. The Funds pay no compensation directly to these officers or interested directors.

Distributor

Prudential Investment Management Services LLC (“PIMS”) and American Skandia Marketing, Incorporated (“ASMI”), both affiliates of Prudential Investments LLC and an indirect, wholly-owned subsidiary of Prudential serves as the distributor for the Funds. The Company has adopted a separate Distribution and Service plan (each a “Plan” and collectively the “Plans”) for Class A, B, C, D, L, M, X and Z shares of each Fund in accordance with the requirements of Rule 12b-1 of the Investment Company Act of 1940. No distribution or service fees are paid to PIMS as distributor for Class Z shares.

Under the Plans, the Funds compensate PIMS and ASMI a distribution and service fee at an annual rate up to 0.30%, 1.00%, 1.00%, 0.50%, 0.50%, 1.00% and 1.00% of the average daily net assets of the Class A, B, C, D, L, M and X shares, respectively. For the six months ended April 30, 2007, PIMS has contractually agreed to limit such fees to 0.25 of 1% of the average daily net assets of the Class A shares. Money Market Fund compensates PIMS and ASMI a distribution and service fee at an annual rate of 0.125% of the average daily net assets. Mid Cap Value’s Class X shares has no expense under the plan for the period ended April 30, 2007.

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During the six months ended April 30, 2007, PIMS has advised the Funds, front-end sales charges (“FESC”) and gross contingent deferred sales charges (“CDSC”) were approximately as follows:

	Class A FESC	Class B CDSC	Class C CDSC	Class M CDSC	Class X CDSC
Mid Cap Value	$29,200	$35,700	$1,500	$99,100	$16,700
Concentrated Growth	29,700	18,900	700	104,200	21,300
Equity Income	28,900	13,200	300	108,100	24,300
Money Market	—	—	100	86,000	15,800

Transfer Agent

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of Prudential Investments LLC and an indirect, wholly-owned subsidiary of Prudential, serves as the Funds’ transfer agent. Transfer agent fees and expenses are shown in the Statements of Operations.

The Funds pay networking fees to affiliated and unaffiliated broker/dealers, including fees relating to the services of Wachovia Securities, LLC (“Wachovia”) and First Clearing, LLC (“First Clearing”), affiliates of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. These amounts are included in transfer agent’s fees and expenses on the Statement of Operations. For the year ended April 30, 2007, the Funds incurred networking fees, of which a portion was paid to Wachovia and First Clearing as follows:

FUND	Total Networking Fees	Wachovia/ First Clearing
Mid Cap Value	$45,400	$18,800
Concentrated Growth	62,000	6,000
Equity Income	17,900	1,600
Money Market	8,800	400

Cash Sweep

The Funds invest in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Strategic Partners Mutual Funds, Inc.    57

Securities Lending Agent

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, served as the Funds’ securities lending agent. For the six months ended April 30, 2007, PIM was compensated as follows for these services by the Funds:

FUND	PIM
Mid Cap Value	$33,369
Concentrated Growth	8,686
Equity Income	42,664

Broker

For the six months ended April 30, 2007, Prudential Equity Group, LLC, and Wachovia Securities, LLC, earned brokerage commissions from transactions executed on behalf of the Funds:

FUND	Prudential Equity Group	Wachovia
Mid Cap Value	$200	$405
Equity Income	1,804	—

4. Shares of Capital Stock

Class A shares (except for Money Market) are sold with a front-end sales charge of up to 5.50%. Purchases of $1 million or more are subject to a contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of their purchase. Class B shares (except for Money Market) are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares approximately seven years after purchase. Class M and X Shares may have a CDSC which declines from 6% to zero depending upon the period of time the shares are held. Class M and X shares will automatically convert to Class A shares approximately eight and nine years after purchase, respectively. Class C shares are sold with a CDSC of 1% during the first 12 months. Class L shares are closed to most new purchases (with the exception of reinvested dividends and purchases by certain college savings plans). Class M shares are also closed to most new purchases (with the exception of reinvested dividends). Class L shares and Class M shares are only exchangeable with Class L shares and Class M shares, respectively, offered by the other Strategic Partners Funds. Class X shares are closed to new purchases. In addition, for Money Market only, Class D shares are offered with no sales charge. The authorized capital stock of the Funds is 5.5 billion shares, with a par value of $.001 per share. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

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Strategic Partners Mutual Funds, Inc.    59

Transactions in shares of capital stock, during the six months ended April 30, 2007, were as follows:

	CLASS A		CLASS B		CLASS C
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
MID CAP VALUE:
Sold	225,957	$4,070,747	42,959	$729,012	97,494	$1,642,727
Reinvested	172,076	3,052,630	230,121	3,817,707	383,382	6,352,634
Redeemed	(402,269)	(7,262,316)	(330,597)	(5,610,519)	(716,786)	(12,148,047)

Net Increase/(Decrease) Before Conversion	(4,236)	(138,939)	(57,517)	(1,063,800)	(235,910)	(4,152,686)
Conversion from Class B and Class M into Class A	392,429	7,097,140	(15,065)	(252,289)	—	—

Net Increase/(Decrease)	388,193	$6,958,201	(72,582)	$(1,316,089)	(235,910)	$(4,152,686)

CONCENTRATED GROWTH:
Sold	158,826	$2,163,415	63,711	$737,168	80,252	$918,840
Redeemed	(469,477)	(6,387,668)	(60,247)	(695,336)	(534,599)	(6,181,975)

Net Increase/(Decrease) Before Conversion	(310,651)	(4,224,253)	3,464	41,832	(454,347)	(5,263,135)
Conversion from Class M into Class A	932,974	12,773,404	—	—	—	—

Net Increase/(Decrease)	622,323	$8,549,151	3,464	$41,832	(454,347)	$(5,263,135)

EQUITY INCOME:
Sold	238,603	$4,247,521	35,746	$605,293	86,320	$1,459,070
Reinvested	20,743	364,116	1,958	33,993	18,198	315,200
Redeemed	(391,732)	(6,769,882)	(38,625)	(649,470)	(447,217)	(7,460,142)

Net Increase/(Decrease) Before Conversion	(132,386)	(2,158,245)	(921)	(10,184)	(342,699)	(5,685,872)
Conversion from Class B, Class M and Class X into Class A	600,591	10,417,670	(250)	(4,177)	—	—

Net Increase/(Decrease)	468,205	$8,259,425	(1,171)	$(14,361)	(342,699)	$(5,685,872)

	CLASS A		CLASS C		CLASS D
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
MONEY MARKET:
Sold	62,228	$62,228	479,640	$479,640	55,910	$55,910
Reinvested	71,537	71,537	88,464	88,464	119,937	119,937
Redeemed	(765,809)	(765,809)	(1,873,582)	(1,873,582)	(1,754,008)	(1,754,008)

Net Increase/(Decrease) Before Conversion	(632,044)	(632,044)	(1,305,478)	(1,305,478)	(1,578,161)	(1,578,161)
Conversion from Class M and Class X into Class A	2,223,104	2,223,104	—	—	—	—

Net Increase/(Decrease)	1,591,060	$1,591,060	(1,305,478)	$(1,305,478)	(1,578,161)	$(1,578,161)

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	CLASS L		CLASS M		CLASS X		CLASS Z
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
MID CAP VALUE:
Sold	26,587	$471,325	69,663	$1,168,190	35,927	$614,463	3,193	$58,260
Reinvested	159,446	2,795,092	520,265	8,615,580	92,813	1,545,327	58,004	1,031,311
Redeemed	(420,461)	(7,476,859)	(1,178,849)	(19,954,220)	(222,955)	(3,815,310)	(136,004)	(2,468,943)

Net Increase/(Decrease) Before Conversion	(234,428)	(4,210,442)	(588,921)	(10,170,450)	(94,215)	(1,655,520)	(74,807)	(1,379,372)
Conversion from Class B and Class M into Class A	—	—	(405,860)	(6,844,851)	—	—	—	—

Net Increase/(Decrease)	(234,428)	$(4,210,442)	(994,781)	$(17,015,301)	(94,215)	$(1,655,520)	(74,807)	$(1,379,372)

CONCENTRATED GROWTH:
Sold	16,498	$222,899	46,922	$538,659	8,173	$95,234
Redeemed	(555,042)	(7,499,831)	(1,859,142)	(21,496,021)	(249,669)	(2,902,723)

Net Increase/(Decrease) Before Conversion	(538,544)	(7,276,932)	(1,812,220)	(20,957,362)	(241,496)	(2,807,489)
Conversion from Class M into Class A	—	—	(1,099,283)	(12,773,404)	—	—

Net Increase/(Decrease)	(538,544)	$(7,276,932)	(2,911,503)	$(33,730,766)	(241,496)	$(2,807,489)

EQUITY INCOME:
Sold	26,461	$448,109	96,526	$1,608,764	43,931	$734,587
Reinvested	24,959	435,846	42,405	735,114	11,704	202,574
Redeemed	(381,841)	(6,542,388)	(1,167,257)	(19,521,848)	(289,807)	(4,865,983)

Net Increase/(Decrease) Before Conversion	(330,421)	(5,658,433)	(1,028,326)	(17,177,970)	(234,172)	(3,928,822)
Conversion from Class B, Class M and Class X into Class A	—	—	(619,498)	(10,413,420)	(4)	(73)

Net Increase/(Decrease)	(330,421)	$(5,658,433)	(1,647,824)	$(27,591,390)	(234,176)	$(3,928,895)

	CLASS L		CLASS M		CLASS X
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
MONEY MARKET:
Sold	2,280,493	$2,280,493	11,191,756	$11,191,756	4,493,443	$4,493,443
Reinvested	183,744	183,744	495,685	495,685	126,249	126,249
Redeemed	(5,207,735)	(5,207,735)	(17,148,919)	(17,148,918)	(5,104,073)	(5,104,073)

Net Increase/(Decrease) Before Conversion	(2,743,498)	(2,743,498)	(5,461,478)	(5,461,477)	(484,381)	(484,381)
Conversion from Class M and Class X into Class A	—	—	(2,222,982)	(2,222,982)	(122)	(122)

Net Increase/(Decrease)	(2,743,498)	$(2,743,498)	(7,684,460)	$(7,684,459)	(484,503)	$(484,503)

Strategic Partners Mutual Funds, Inc.    61

Transactions in shares of capital stock, during the year ended October 31, 2006, were as follows:

	CLASS A		CLASS B		CLASS C
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
MID CAP VALUE:
Sold	1,807,136	$31,681,312	3,328,648	$55,040,516	2,756,378	$45,607,381
Reinvested	149,137	2,514,438	42,509	679,292	593,277	9,462,775
Redeemed	(700,787)	(12,404,100)	(744,053)	(12,456,689)	(1,589,867)	(26,655,615)

Net Increase/(Decrease) Before Conversion	1,255,486	21,791,650	2,627,104	43,263,119	1,759,788	28,414,541
Conversion from Class B, Class M and Class X into Class A	215,609	3,785,068	(29,508)	(482,512)	—	—

Net Increase/(Decrease)	1,471,095	$25,576,718	2,597,596	$42,780,607	1,759,788	$28,414,541

CONCENTRATED GROWTH:
Sold	522,124	$6,505,234	177,937	$1,910,904	99,568	$1,065,759
Redeemed	(399,052)	(5,022,791)	(90,141)	(968,760)	(1,253,443)	(13,410,350)

Net Increase/(Decrease) Before Conversion	123,072	1,482,443	87,796	942,144	(1,153,875)	(12,344,591)
Conversion from Class B, Class M and Class X into Class A	595,763	7,411,833	(135)	(1,413)	—	—

Net Increase/(Decrease)	718,835	$8,894,276	87,661	$940,731	(1,153,875)	$(12,344,591)

EQUITY INCOME:
Sold	439,154	$6,730,675	82,750	$1,206,065	105,348	$1,547,102
Reinvested	617	9,023	—	—	—	—
Redeemed	(418,571)	(6,405,325)	(50,634)	(741,523)	(1,156,169)	(16,868,590)

Net Increase/(Decrease) Before Conversion	21,200	334,373	32,116	464,542	(1,050,821)	(15,321,488)
Conversion from Class B, Class M and Class X into Class A	762,062	11,455,390	(5)	(77)	—	—

Net Increase/(Decrease)	783,262	$11,789,763	32,111	$464,465	(1,050,821)	$(15,321,488)

	CLASS A		CLASS C		CLASS D
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
MONEY MARKET:
Sold	17,005	$17,003	873,285	$873,285	167,594	$167,594
Reinvested	44,428	44,428	187,610	187,610	251,088	251,088
Redeemed	(534,150)	(534,150)	(4,825,845)	(4,825,845)	(3,672,972)	(3,672,972)

Net Increase/(Decrease) Before Conversion	(472,717)	(472,719)	(3,764,950)	(3,764,950)	(3,254,290)	(3,254,290)
Conversion from Class M and Class X into Class A	3,271,718	3,271,718	—	—	—	—

Net Increase/(Decrease)	2,799,001	$2,798,999	(3,764,950)	$(3,764,950)	(3,254,290)	$(3,254,290)

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	CLASS L		CLASS M		CLASS X		CLASS Z
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
MID CAP VALUE:
Sold	112,111	$2,022,806	450,507	$7,536,531	103,884	$1,776,262	907,046	$15,819,870
Reinvested	480,517	8,024,632	1,552,098	24,755,971	282,169	4,483,671	—	—
Redeemed	(928,975)	(16,431,846)	(2,780,839)	(46,726,666)	(465,539)	(7,850,896)	(229,095)	(4,085,031)

Net Increase/(Decrease) Before Conversion	(336,347)	(6,384,408)	(778,234)	(14,434,164)	(79,486)	(1,590,963)	677,951	11,734,839
Conversion from Class B, Class M and Class X into Class A	—	—	(128,616)	(2,117,075)	(70,700)	(1,185,481)	—	—

Net Increase/(Decrease)	(336,347)	$(6,384,408)	(906,850)	$(16,551,239)	(150,186)	$(2,776,444)	677,951	$11,734,839

CONCENTRATED GROWTH:
Sold	14,047	$196,551	111,220	$1,189,145	27,969	$360,744
Redeemed	(1,089,133)	(13,621,583)	(4,458,727)	(47,818,741)	(742,236)	(7,988,029)

Net Increase/(Decrease) Before Conversion	(1,075,086)	(13,425,032)	(4,347,507)	(46,629,596)	(714,267)	(7,627,285)
Conversion from Class B, Class M and Class X into Class A	—	—	(364,276)	(3,865,669)	(333,184)	(3,544,751)

Net Increase/(Decrease)	(1,075,086)	$(13,425,032)	(4,711,783)	$(50,495,265)	(1,047,451)	$(11,172,036)

EQUITY INCOME:
Sold	27,514	$441,706	189,138	$2,785,678	57,764	$776,785
Reinvested	594	8,646	—	—	—	—
Redeemed	(984,395)	(14,719,663)	(2,995,342)	(43,672,538)	(785,116)	(11,410,765)

Net Increase/(Decrease) Before Conversion	(956,287)	(14,269,311)	(2,806,204)	(40,886,860)	(727,352)	(10,633,980)
Conversion from Class B, Class M and Class X into Class A	—	—	(339,503)	(4,983,053)	(447,571)	(6,472,260)

Net Increase/(Decrease)	(956,287)	$(14,269,311)	(3,145,707)	$(45,869,913)	(1,174,923)	$(17,106,240)

	CLASS L		CLASS M		CLASS X
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
MONEY MARKET:
Sold	7,978,168	$7,978,168	27,290,001	$27,290,001	9,891,580	$9,891,580
Reinvested	488,623	488,623	1,121,628	1,121,628	265,380	265,380
Redeemed	(16,804,157)	(16,804,157)	(46,522,142)	(46,522,142)	(13,867,612)	(13,867,612)

Net Increase/(Decrease) Before Conversion	(8,337,366)	(8,337,366)	(18,110,513)	(18,110,513)	(3,710,652)	(3,710,652)
Conversion from Class M and Class X into Class A	—	—	(2,187,339)	(2,187,339)	(1,084,379)	(1,084,379)

Net Increase/(Decrease)	(8,337,366)	$(8,337,366)	(20,297,852)	$(20,297,852)	(4,795,031)	$(4,795,031)

Strategic Partners Mutual Funds, Inc.    63

5. Taxation

Each Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income, including any net realized gains on investments, to shareholders. Accordingly, no provision for federal income or excise tax has been made.

At October 31, 2006, the following funds had, for federal income tax purposes, capital loss carryforwards available to offset future net realized capital gains. However, it is uncertain whether the respective Funds will be able to realize the full benefit prior to the expiration date of such losses.

	EXPIRING OCTOBER 31,
	2007	2008	2009	2010
Concentrated Growth	$459,582	$304,073,150	$384,441,491	$201,055,611
Equity Income	—	—	14,360,505	2,828,941

	EXPIRING OCTOBER 31,
	2011	2012	2013	2014
Concentrated Growth	$82,009,725	$—	$—	$—
Equity Income	9,248,103	—	—	—
Money Market	—	—	15,463	2,144

At April 30, 2007, the cost and unrealized appreciation or depreciation in value of the investments for federal income tax purposes, were as follows:

	TAX BASIS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION
Mid Cap Value	$357,218,472	$55,216,217	$(3,694,803)	$51,521,414
Concentrated Growth	209,515,079	53,543,003	(3,348,179)	50,194,824
Equity Income	272,859,368	30,746,417	(1,051,220)	29,695,197
Money Market	71,593,100	—	—	—

The differences between book and tax basis of investments are primarily attributable to deferred losses on wash sales and straddles, as well as tax adjustment on investments in Passive Foreign Investment Companies, Real Estate Investments Trusts, foreign exchange contracts, and other temporary differences.

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6. Portfolio Securities

Purchases and sales of securities, other than U.S. government securities and short-term obligations, during the six months ended April 30, 2007, were as follows:

	PURCHASES	SALES
Mid Cap Value	$231,619,828	$286,948,450
Concentrated Growth	46,630,499	88,294,483
Equity Income	263,284,230	295,801,366

7. Line of Credit

The Funds, along with other affiliated registered investment companies, are a party to a syndicated credit agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. The Funds pay a commitment fee of .07 of 1% of the unused portion of the renewed SCA. The expiration date of the SCA is October 26, 2007. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions.

The following table summarizes the borrowing that occurred during the six months ended April 30, 2007:

	Average Loan Outstanding During the Borrowing Period	Average Interest Rate	Number of Days Outstanding
Concentrated Growth	$1,424,286	5.734%	14

8. Reorganizations

Based on an approval by the shareholders on September 21, 2005 of an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of the net assets of the Class A, B, C, and Z shares of Strategic Partners Opportunity Funds – Mid Cap Value Fund for like shares of Dryden Mid Cap Value Fund (formerly known as Strategic Partners Mid Cap Value Fund). A reorganization took place on November 25, 2005.

Strategic Partners Mutual Funds, Inc.    65

The reorganization was accomplished by a tax-free exchange of the following shares:

Merged Fund		Acquiring Fund
Strategic Partners Opportunity Funds – Mid Cap Value Fund		Dryden Mid Cap Value Fund (formerly known as Strategic Partners Mid Cap Value Fund)
	Shares		Shares	Value
Class A	1,678,233	Class A	1,202,819	$20,965,128
B	4,413,301	B	3,240,103	53,526,504
C	3,235,587	C	2,378,032	39,237,531
Z	1,213,367	Z	876,999	15,286,100

The aggregate net assets and unrealized appreciation of the Merged Fund immediately before the acquisitions and the acquired capital loss carryfor-wards from the merged funds were as follows:

Merged Fund	Total Net Assets	Net Unrealized Appreciation
Strategic Partners Opportunity Funds – Mid Cap Value Fund	$129,015,263	$25,786,234

Acquiring Fund	Total Net Assets
Dryden Mid Cap Value Fund	$305,693,627

9. New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. The impact of the tax positions not deemed to meet the more-likely-than-not threshold would be recorded in the year in which they arise. On December 22, 2006, the Securities and Exchange Commission delayed the effective date until the last net asset value calculation in the first required financial reporting period for its fiscal year beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact, if any, in the financial statements has not yet been determined.

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On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

10. Other

On July 19, 2006, the Board of Directors of the Company had approved an Agreement and Plan of Reorganization (the “Plan”) which provides for the transfer of all the assets of the Class A, B, C, L, M and X shares of the fund listed below for like shares of the acquiring fund, noted against each, and the assumption of the liabilities of the fund. The Plan is subject to approval by the shareholders of the fund.

FUND	ACQUIRING FUND
Concentrated Growth	Jennison Select Growth

The expenses resulting from the Reorganization, including proxy solicitation costs, will be paid by the Investment Manager and/or an affiliate and the respective funds. The Reorganization costs attributable to the funds are currently reflected in the Statement of Operations.

Strategic Partners Mutual Funds, Inc.    67

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Financial Highlights (Unaudited)

	Dryden Mid Cap Value Fund — Class A
	Six Months Ended April 30, 2007 (e)		Year Ended October 31,		April 12, 2004 (d) through October 31, 2004 (e)
			2006 (e)	2005
Per Share Operating Performance:
Net Asset Value, beginning of period	$18.26		$20.12	$19.33	$18.92

Income From Investment Operations:
Net investment income (loss)	0.02		0.02	(0.07)	(0.03)
Net realized and unrealized gain on investments	2.32		2.10	3.11	0.44

Total from investment operations	2.34		2.12	3.04	0.41

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—
Distributions from net realized gains	(1.62)		(3.98)	(2.25)	—

Total dividends and distributions	(1.62)		(3.98)	(2.25)	—

Net Asset Value, end of period	$18.98		$18.26	$20.12	$19.33

Total Investment Return (a)	13.37%		12.24%	16.74%	2.17%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$54.3		$45.2	$20.2	$13.7
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.47	%(b)	1.46%	1.60%	1.60	%(b)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.47	%(b)	1.46%	1.65%	1.64	%(b)
Net investment income (loss)	0.21	%(b)	0.13%	(0.26)%	(0.29	)%(b)
Portfolio turnover rate	67	%(c)	80%	98%	80	%(c)

(a)	Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.
(b)	Annualized.
(c)	Not annualized.
(d)	Commencement of operations.
(e)	Calculations are based on the average daily number of shares outstanding.

See Notes to Financial Statements.

Strategic Partners Mutual Funds, Inc.    69

Financial Highlights (Unaudited)

	Dryden Mid Cap Value Fund — Class B
	Six Months Ended April 30, 2007 (e)		Year Ended October 31,		April 12, 2004 (d) through October 31, 2004 (e)
			2006 (e)	2005
Per Share Operating Performance:
Net Asset Value, beginning of period	$17.19		$19.28	$18.74	$18.43

Income From Investment Operations:
Net investment loss	(0.05)		(0.11)	(0.17)	(0.11)
Net realized and unrealized gain on investments	2.17		2.00	2.96	0.42

Total from investment operations	2.12		1.89	2.79	0.31

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—
Distributions from net realized gains	(1.62)		(3.98)	(2.25)	—

Total dividends and distributions	(1.62)		(3.98)	(2.25)	—

Net Asset Value, end of period	$17.69		$17.19	$19.28	$18.74

Total Investment Return (a)	12.95%		11.36%	15.85%	1.68%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$47.8		$47.7	$3.5	$1.1
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	2.22	%(b)	2.21%	2.35%	2.35	%(b)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	2.22	%(b)	2.21%	2.40%	2.39	%(b)
Net investment loss	(0.54	)%(b)	(0.67)%	(1.02)%	(1.07	)%(b)
Portfolio turnover rate	67	%(c)	80%	98%	80	%(c)

(a)	Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.
(b)	Annualized.
(c)	Not annualized.
(d)	Commencement of operations.
(e)	Calculations are based on the average daily number of shares outstanding.

See Notes to Financial Statements.

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Financial Highlights (Unaudited)

	Dryden Mid Cap Value Fund — Class C
	Six Months Ended April 30, 2007 (b)		Year Ended October 31,
			2006 (b)	2005	2004 (b)	2003 (b)	2002 (b)
Per Share Operating Performance:
Net Asset Value, beginning of period	$17.17		$19.25	$18.73	$16.40	$12.84	$13.17

Income (Loss) From Investment Operations:
Net investment loss	(0.05)		(0.10)	(0.21)	(0.18)	(0.16)	(0.14)

Net realized and unrealized gain (loss) on investments	2.17		2.00	2.98	2.66	3.72	(0.08)

Total from investment operations	2.12		1.90	2.77	2.48	3.56	(0.22)

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	—	—
Distributions from net realized gains	(1.62)		(3.98)	(2.25)	(0.15)	—	(0.11)

Total dividends and distributions	(1.62)		(3.98)	(2.25)	(0.15)	—	(0.11)

Net Asset Value, end of period	$17.67		$17.17	$19.25	$18.73	$16.40	$12.84

Total Investment Return (a)	12.97%		11.45%	15.75%	15.21%	27.73%	(1.78)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$78.3		$80.2	$56.0	$58.6	$42.7	$36.4
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	2.22	%(c)	2.21%	2.35%	2.35%	2.35%	2.35%
Expenses Before Advisory Fee Waiver and Expense Reimbursement	2.22	%(c)	2.21%	2.40%	2.39%	2.52%	2.49%
Net investment loss	(0.54	)%(c)	(0.58)%	(1.03)%	(1.02)%	(1.16)%	(0.99)%
Portfolio turnover rate	67	%(d)	80%	98%	80%	61%	109%

(a)	Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.
(b)	Calculations are based on the average daily number of shares outstanding.
(c)	Annualized.
(d)	Not annualized.

See Notes to Financial Statements.

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Financial Highlights (Unaudited)

	Dryden Mid Cap Value Fund — Class L (e)
	Six Months Ended April 30, 2007 (b)		Year Ended October 31,
			2006 (b)	2005	2004 (b)	2003 (b)	2002 (b)
Per Share Operating Performance:
Net Asset Value, beginning of period	$18.07		$19.98	$19.28	$16.79	$13.08	$13.35

Income (Loss) From Investment Operations:
Net investment income (loss)	—	*	— *	(0.10)	(0.10)	(0.09)	(0.07)
Net realized and unrealized gain (loss) on investments	2.28		2.07	3.05	2.74	3.80	(0.09)

Total from investment operations	2.28		2.07	2.95	2.64	3.71	(0.16)

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	—	—
Distributions from net realized gains	(1.62)		(3.98)	(2.25)	(0.15)	—	(0.11)

Total dividends and distributions	(1.62)		(3.98)	(2.25)	(0.15)	—	(0.11)

Net Asset Value, end of period	$18.73		$18.07	$19.98	$19.28	$16.79	$13.08

Total Investment Return (a)	13.23%		11.99%	16.29%	15.81%	28.37%	(1.31)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$35.3		$38.3	$49.1	$68.0	$51.8	$43.3
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.72	%(c)	1.71%	1.85%	1.85%	1.85%	1.85%
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.72	%(c)	1.71%	1.90%	1.89%	2.01%	1.99%
Net investment income (loss)	(0.04	)%(c)	(0.01)%	(0.53)%	(0.53)%	(0.66)%	(0.49)%
Portfolio turnover rate	67	%(d)	80%	98%	80%	61%	109%

(a)	Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.
(b)	Calculations are based on the average daily number of shares outstanding.
(c)	Annualized.
(d)	Not annualized.
(e)	Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened.
*	Amount is less than $0.005.

See Notes to Financial Statements.

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Financial Highlights (Unaudited)

	Dryden Mid Cap Value Fund — Class M (e)
	Six Months Ended April 30, 2007 (b)		Year Ended October 31,
			2006 (b)	2005	2004 (b)	2003 (b)	2002 (b)
Per Share Operating Performance:
Net Asset Value, beginning of period	$17.16		$19.25	$18.73	$16.40	$12.83	$13.17

Income (Loss) From Investment Operations:
Net investment loss	(0.05)		(0.09)	(0.22)	(0.18)	(0.16)	(0.14)
Net realized and unrealized gain (loss) on investments	2.16		1.98	2.99	2.66	3.73	(0.09)

Total from investment operations	2.11		1.89	2.77	2.48	3.57	(0.23)

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	—	—
Distributions from net realized gains	(1.62)		(3.98)	(2.25)	(0.15)	—	(0.11)

Total dividends and distributions	(1.62)		(3.98)	(2.25)	(0.15)	—	(0.11)

Net Asset Value, end of period	$17.65		$17.16	$19.25	$18.73	$16.40	$12.83

Total Investment Return (a)	12.91%		11.38%	15.75%	15.21%	27.83%	(1.86)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$93.3		$107.8	$138.4	$147.1	$102.7	$94.7
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	2.22	%(c)	2.21%	2.35%	2.35%	2.35%	2.35%
Expenses Before Advisory Fee Waiver and Expense Reimbursement	2.22	%(c)	2.21%	2.40%	2.39%	2.52%	2.49%
Net investment loss	(0.54	)%(c)	(0.51)%	(1.03)%	(1.02)%	(1.16)%	(0.99)%
Portfolio turnover rate	67	%(d)	80%	98%	80%	61%	109%

(a)	Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.
(b)	Calculations are based on the average daily number of shares outstanding.
(c)	Annualized.
(d)	Not annualized.
(e)	Prior to April 12, 2004, Class M shares were known as Class B shares. On April 12, 2004, Class B shares were redesignated as Class M shares and a new Class B was opened.

See Notes to Financial Statements.

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Financial Highlights (Unaudited)

	Dryden Mid Cap Value Fund — Class X
	Six Months Ended April 30, 2007 (b)		Year Ended October 31,
			2006	2005	2004 (b)		2003 (b)		2002 (b)
Per Share Operating Performance:
Net Asset Value, beginning of period	$17.23		$19.19	$18.69	$16.37		$12.81		$13.14

Income (Loss) From Investment Operations:
Net investment income (loss)	0.04		0.05	(0.22)	(0.18)		(0.16)		(0.14)
Net realized and unrealized gain (loss) on investments	2.18		1.97	2.97	2.65		3.72		(0.08)

Total from investment operations	2.22		2.02	2.75	2.47		3.56		(0.22)

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—		—		—
Distributions from net realized gains	(1.62)		(3.98)	(2.25)	(0.15)		—		(0.11)

Total dividends and distributions	(1.62)		(3.98)	(2.25)	(0.15)		—		(0.11)

Net Asset Value, end of period	$17.83		$17.23	$19.19	$18.69		$16.37		$12.81

Total Investment Return (a)	13.48%		12.33%	15.67%	15.18	%(e)	27.79	%(e)	(1.79	)%(e)

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$18.7		$19.7	$24.8	$26.4		$19.8		$17.1
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.22	%(c)	1.39%	2.35%	2.35%		2.35%		2.35%
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.22	%(c)	1.39%	2.40%	2.39%		2.52%		2.49%
Net investment income (loss)	0.46	%(c)	0.31%	(1.03)%	(1.02)%		(1.16)%		(0.99)%
Portfolio turnover rate	67	%(d)	80%	98%	80%		61%		109%

(a)	Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.
(b)	Calculations are based on the average daily number of shares outstanding.
(c)	Annualized.
(d)	Not annualized.
(e)	Total Return for Class X shares does not reflect the payment of bonus shares.

See Notes to Financial Statements.

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Financial Highlights (Unaudited)

	Dryden Mid Cap Value Fund — Class Z
	Six Months Ended April 30, 2007 (e)		November 28, 2005 (d) through October 31, 2006 (e)
Per Share Operating Performance:
Net Asset Value, beginning of period	$18.30		$17.08

Income From Investment Operations:
Net investment income	0.04		0.05
Net realized and unrealized gain on investments	2.32		1.17

Total from investment operations	2.36		1.22

Less Dividends and Distributions:
Dividends from net investment income	—		—
Distributions from net realized gains	(1.62)		—

Total dividends and distributions	(1.62)		—

Net Asset Value, end of period	$19.04		$18.30

Total Investment Return (a)	13.46%		7.14%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$11.5		$12.4
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.22	%(b)	1.21	%(b)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.22	%(b)	1.21	%(b)
Net investment income	0.46	%(b)	0.32	%(b)
Portfolio turnover rate	67	%(c)	80	%(c)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized.
(b)	Annualized.
(c)	Not annualized.
(d)	Commencement of operations.
(e)	Calculations are based on the average daily number of shares outstanding.

See Notes to Financial Statements.

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Financial Highlights (Unaudited)

	Strategic Partners Concentrated Growth Fund — Class A
	Six Months Ended April 30, 2007 (e)				April 12, 2004 (d) through October 31, 2004 (e)
			Year Ended October 31,
			2006	2005 (e)
Per Share Operating Performance:
Net Asset Value, beginning of period	$13.20		$11.75	$11.20	$11.70

Income (Loss) From Investment Operations:
Net investment loss	(0.05)		(0.10)	(0.01)	(0.04)
Net realized and unrealized gain (loss) on investments	1.25		1.55	0.56	(0.46)

Total from investment operations	1.20		1.45	0.55	(0.50)

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—
Distributions from net realized gains	—		—	—	—

Total dividends and distributions	—		—	—	—

Net Asset Value, end of period	$14.40		$13.20	$11.75	$11.20

Total Investment Return (a)	9.09%		12.34%	4.91%	(4.27)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$37.0		$25.7	$14.5	$10.1
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.50	%(b)	1.51%	1.50%	1.50	%(b)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.61	%(b)	1.90%	2.15%	1.92	%(b)
Net investment loss	(0.71	)%(b)	(0.55)%	(0.13)%	(0.66	)%(b)
Portfolio turnover rate	20	%(c)	40%	33%	16	%(c)

(a)	Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.
(b)	Annualized.
(c)	Not annualized.
(d)	Commencement of operations.
(e)	Calculations are based on the average daily number of shares outstanding.

See Notes to Financial Statements.

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Financial Highlights (Unaudited)

	Strategic Partners Concentrated Growth Fund — Class B
	Six Months Ended April 30, 2007 (e)		Year Ended October 31,		April 12, 2004 (d) through October 31, 2004 (e)
			2006	2005 (e)
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.22		$10.06	$9.66	$10.16

Income (Loss) From Investment Operations:
Net investment loss	(0.08)		(0.14)	(0.07)	(0.07)
Net realized and unrealized gain (loss) on investments	1.06		1.30	0.47	(0.43)

Total from investment operations	0.98		1.16	0.40	(0.50)

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—
Distributions from net realized gains	—		—	—	—

Total dividends and distributions	—		—	—	—

Net Asset Value, end of period	$12.20		$11.22	$10.06	$9.66

Total Investment Return (a)	8.74%		11.53%	4.14%	(4.92)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$5.5		$5.1	$3.7	$1.6
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	2.25	%(b)	2.26%	2.25%	2.25	%(b)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	2.36	%(b)	2.65%	2.90%	2.67	%(b)
Net investment loss	(1.46	)%(b)	(1.33)%	(0.97)%	(1.39	)%(b)
Portfolio turnover rate	20	%(c)	40%	33%	16	%(c)

(a)	Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.
(b)	Annualized.
(c)	Not annualized.
(d)	Commencement of operations.
(e)	Calculations are based on the average daily number of shares outstanding.

See Notes to Financial Statements.

Strategic Partners Mutual Funds, Inc.    77

Financial Highlights (Unaudited)

	Strategic Partners Concentrated Growth Fund — Class C
	Six Months Ended April 30, 2007 (b)		Year Ended October 31,
			2006	2005 (b)	2004 (b)	2003 (b)	2002 (b)
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.19		$10.04	$9.64	$9.53	$8.51	$10.91

Income (Loss) From Investment Operations:
Net investment loss	(0.08)		(0.18)	(0.08)	(0.13)	(0.13)	(0.12)
Net realized and unrealized gain (loss) on investments	1.06		1.33	0.48	0.24	1.15	(2.28)

Total from investment operations	0.98		1.15	0.40	0.11	1.02	(2.40)

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	—	—
Distributions from net realized gains	—		—	—	—	—	—

Total dividends and distributions	—		—	—	—	—	—

Net Asset Value, end of period	$12.17		$11.19	$10.04	$9.64	$9.53	$8.51

Total Investment Return (a)	8.76%		11.46%	4.15%	1.15%	11.99%	(22.00)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$33.7		$36.1	$43.9	$61.5	$87.3	$99.2
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	2.25	%(c)	2.26%	2.25%	2.25%	2.25%	2.25%
Expenses Before Advisory Fee Waiver and Expense Reimbursement	2.36	%(c)	2.65%	2.90%	2.67%	2.76%	2.67%
Net investment loss	(1.45	)%(c)	(1.31)%	(0.64)%	(1.39)%	(1.48)%	(1.19)%
Portfolio turnover rate	20	%(d)	40%	33%	16%	107%	76%

(a)	Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return includes the effect of expense subsidies.
(b)	Calculations are based on the average daily number of shares outstanding.
(c)	Annualized.
(d)	Not annualized.

See Notes to Financial Statements.

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Financial Highlights (Unaudited)

	Strategic Partners Concentrated Growth Fund — Class L (c)
	Six Months Ended April 30, 2007 (b)		Year Ended October 31,
			2006	2005 (b)	2004 (b)	2003 (b)	2002 (b)
Per Share Operating Performance:
Net Asset Value, beginning of period	$13.11		$11.69	$11.17	$10.99	$9.76	$12.44

Income (Loss) From Investment Operations:
Net investment loss	(0.06)		(0.07)	(0.02)	(0.10)	(0.10)	(0.12)
Net realized and unrealized gain (loss) on investments	1.23		1.49	0.54	0.28	1.33	(2.56)

Total from investment operations	1.17		1.42	0.52	0.18	1.23	(2.68)

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	—	—
Distributions from net realized gains	—		—	—	—	—	—

Total dividends and distributions	—		—	—	—	—	—

Net Asset Value, end of period	$14.28		$13.11	$11.69	$11.17	$10.99	$9.76

Total Investment Return (a)	8.93%		12.15%	4.66%	1.64%	12.60%	(21.54)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$37.2		$41.2	$49.3	$71.7	$102.8	$112.4
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.75	%(d)	1.76%	1.75%	1.75%	1.75%	1.75%
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.86	%(d)	2.15%	2.40%	2.17%	2.26%	2.16%
Net investment loss	(0.95	)%(d)	(0.81)%	(0.13)%	(0.89)%	(0.98)%	(1.05)%
Portfolio turnover rate	20	%(e)	40%	33%	16%	107%	76%

(a)	Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return includes the effect of expense subsidies.
(b)	Calculations are based on the average daily number of shares outstanding.
(c)	Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Strategic Partners Mutual Funds, Inc.    79

Financial Highlights (Unaudited)

	Strategic Partners Concentrated Growth Fund — Class M (c)
	Six Months Ended April 30, 2007 (b)		Year Ended October 31,
			2006	2005 (b)	2004 (b)	2003 (b)	2002 (b)
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.23		$10.07	$9.67	$9.56	$8.54	$10.94

Income (Loss) From Investment Operations:
Net investment loss	(0.08)		(0.19)	(0.08)	(0.14)	(0.13)	(0.12)
Net realized and unrealized gain (loss) on investments	1.05		1.35	0.48	0.25	1.15	(2.28)

Total from investment operations	0.97		1.16	0.40	0.11	1.02	(2.40)

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	—	—
Distributions from net realized gains	—		—	—	—	—	—

Total dividends and distributions	—		—	—	—	—	—

Net Asset Value, end of period	$12.20		$11.23	$10.07	$9.67	$9.56	$8.54

Total Investment Return (a)	8.64%		11.52%	4.14%	1.15%	11.94%	(21.94)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$95.4		$120.5	$155.5	$217.0	$283.0	$309.9
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	2.25	%(d)	2.26%	2.25%	2.25%	2.25%	2.25%
Expenses Before Advisory Fee Waiver and Expense Reimbursement	2.36	%(d)	2.65%	2.90%	2.67%	2.76%	2.67%
Net investment loss	(1.44	)%(d)	(1.31)%	(0.65)%	(1.39)%	(1.48)%	(1.21)%
Portfolio turnover rate	20	%(e)	40%	33%	16%	107%	76%

(a)	Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return includes the effect of expense subsidies.
(b)	Calculations are based on the average daily number of shares outstanding.
(c)	Prior to April 12, 2004, Class M shares were known as Class B shares. On April 12, 2004, Class B shares were redesignated as Class M shares and a new Class B was opened.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

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Financial Highlights (Unaudited)

	Strategic Partners Concentrated Growth Fund — Class X
	Six Months Ended April 30, 2007 (b)		Year Ended October 31,
			2006	2005 (b)	2004 (b)		2003 (b)		2002 (b)
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.24		$10.08	$9.68	$9.57		$8.55		$10.95

Income (Loss) From Investment Operations:
Net investment loss	(0.08)		(0.20)	(0.08)	(0.14)		(0.13)		(0.11)
Net realized and unrealized gain (loss) on investments	1.06		1.36	0.48	0.25		1.15		(2.29)

Total from investment operations	0.98		1.16	0.40	0.11		1.02		(2.40)

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—		—		—
Distributions from net realized gains	—		—	—	—		—		—

Total dividends and distributions	—		—	—	—		—		—

Net Asset Value, end of period	$12.22		$11.24	$10.08	$9.68		$9.57		$8.55

Total Investment Return (a)	8.72%		11.51%	4.13%	1.15	%(c)	11.93	%(c)	(21.92	)%(c)

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$19.2		$20.4	$28.9	$38.0		$47.3		$49.1
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	2.25	%(d)	2.26%	2.25%	2.25%		2.25%		2.25%
Expenses Before Advisory Fee Waiver and Expense Reimbursement	2.36	%(d)	2.65%	2.90%	2.67%		2.76%		2.67%
Net investment loss	(1.45	)%(d)	(1.32)%	(0.67)%	(1.39)%		(1.48)%		(1.11)%
Portfolio turnover rate	20	%(e)	40%	33%	16%		107%		76%

(a)	Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return includes the effect of expense subsidies.
(b)	Calculations are based on the average daily number of shares outstanding.
(c)	Total Return for Class X shares does not reflect the payment of bonus shares.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Strategic Partners Mutual Funds, Inc.    81

Financial Highlights (Unaudited)

	Jennison Equity Income Fund — Class A
	Six Months Ended April 30, 2007 (e)		Year Ended October 31,		April 12, 2004 (d) through October 31, 2004 (e)
			2006 (e)	2005
Per Share Operating Performance:
Net Asset Value, beginning of period	$16.45		$13.99	$12.99	$13.28

Income (Loss) From Investment Operations:
Net investment income	0.30		0.12	0.13	0.04
Net realized and unrealized gain (loss) on investments	2.12		2.36	1.00	(0.33)

Total from investment operations	2.42		2.48	1.13	(0.29)

Less Dividends and Distributions:
Dividends from net investment income	(0.27)		(0.02)	(0.13)	—
Distributions from net realized gains	—		—	—	—

Total dividends and distributions	(0.27)		(0.02)	(0.13)	—

Net Asset Value, end of period	$18.60		$16.45	$13.99	$12.99

Total Investment Return (a)	14.82%		17.74%	8.72%	(2.18)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$43.0		$30.3	$14.8	$9.0
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.40	%(b)	1.40%	1.41%	1.40	%(b)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.52	%(b)	1.49%	1.84%	1.78	%(b)
Net investment income	3.56	%(b)	0.78%	0.78%	0.59	%(b)
Portfolio turnover rate	102	%(c)	36%	66%	54	%(c)

(a)	Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.
(b)	Annualized.
(c)	Not annualized.
(d)	Commencement of operations.
(e)	Calculations are based on the average daily number of shares outstanding.

See Notes to Financial Statements.

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Financial Highlights (Unaudited)

	Jennison Equity Income Fund — Class B
	Six Months Ended April 30, 2007 (e)		Year Ended October 31,		April 12, 2004 (d) through October 31, 2004 (e)
			2006 (e)	2005
Per Share Operating Performance:
Net Asset Value, beginning of period	$15.89		$13.60	$12.63	$12.98

Income (Loss) From Investment Operations:
Net investment income (loss)	0.22		0.01	— *	(0.01)
Net realized and unrealized gain (loss) on investments	2.06		2.28	0.98	(0.34)

Total from investment operations	2.28		2.29	0.98	(0.35)

Less Dividends and Distributions:
Dividends from net investment income	(0.14)		—	(0.01)	—
Distributions from net realized gains	—		—	—	—

Total dividends and distributions	(0.14)		—	(0.01)	—

Net Asset Value, end of period	$18.03		$15.89	$13.60	$12.63

Total Investment Return (a)	14.39%		16.84%	7.77%	(2.70)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4.6		$4.1	$3.1	$1.1
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	2.15	%(b)	2.15%	2.16%	2.15	%(b)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	2.27	%(b)	2.24%	2.59%	2.53	%(b)
Net investment income (loss)	2.65	%(b)	0.05%	(0.04)%	(0.21	)%(b)
Portfolio turnover rate	102	%(c)	36%	66%	54	%(c)

(a)	Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.
(b)	Annualized.
(c)	Not annualized.
(d)	Commencement of operations.
(e)	Calculations are based on the average daily number of shares outstanding.
*	Amount is less than $0.005.

See Notes to Financial Statements.

Strategic Partners Mutual Funds, Inc.    83

Financial Highlights (Unaudited)

	Jennison Equity Income Fund — Class C
	Six Months Ended April 30, 2007 (b)		Year Ended October 31,
			2006 (b)	2005	2004 (b)	2003 (b)	2002 (b)
Per Share Operating Performance:
Net Asset Value, beginning of period	$15.87		$13.57	$12.61	$11.57	$9.40	$12.09

Income (Loss) From Investment Operations:
Net investment income (loss)	0.22		0.01	0.01	(0.03)	(0.02)	(0.03)
Net realized and unrealized gain (loss) on investments	2.05		2.29	0.96	1.07	2.19	(2.36)

Total from investment operations	2.27		2.30	0.97	1.04	2.17	(2.39)

Less Dividends and Distributions:
Dividends from net investment income	(0.14)		—	(0.01)	—	—	—
Distributions from net realized gains	—		—	—	—	—	(0.30)

Total dividends and distributions	(0.14)		—	(0.01)	—	—	(0.30)

Net Asset Value, end of period	$18.00		$15.87	$13.57	$12.61	$11.57	$9.40

Total Investment Return (a)	14.42%		16.95%	7.70%	8.99%	23.09%	(20.39)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$46.8		$46.7	$54.2	$42.5	$53.8	$50.8
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	2.15	%(c)	2.15%	2.16%	2.15%	2.15%	2.15%
Expenses Before Advisory Fee Waiver and Expense Reimbursement	2.27	%(c)	2.24%	2.59%	2.53%	2.59%	2.54%
Net investment income (loss)	2.56	%(c)	0.07%	0.14%	(0.28)%	(0.17)%	(0.25)%
Portfolio turnover rate	102	%(d)	36%	66%	54%	60%	88%

(a)	Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, reflecting adjustments to conform to generally accepted accounting principles. Total return includes the effect of expense subsidies.
(b)	Calculations are based on the average daily number of shares outstanding.
(c)	Annualized.
(d)	Not annualized.

See Notes to Financial Statements.

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Financial Highlights (Unaudited)

	Jennison Equity Income Fund — Class L (c)
	Six Months Ended April 30, 2007 (b)		Year Ended October 31,
			2006 (b)	2005	2004 (b)	2003 (b)	2002 (b)
Per Share Operating Performance:
Net Asset Value, beginning of period	$16.37		$13.93	$12.96	$11.83	$9.56	$12.23

Income (Loss) From Investment Operations:
Net investment income	0.26		0.08	0.08	0.03	0.03	0.03
Net realized and unrealized gain (loss) on investments	2.12		2.36	0.98	1.10	2.24	(2.40)

Total from investment operations	2.38		2.44	1.06	1.13	2.27	(2.37)

Less Dividends and Distributions:
Dividends from net investment income	(0.23)		—	(0.09)	—	—	—
Distributions from net realized gains	—		—	—	—	—	(0.30)

Total dividends and distributions	(0.23)		—	(0.09)	—	—	(0.30)

Net Asset Value, end of period	$18.52		$16.37	$13.93	$12.96	$11.83	$9.56

Total Investment Return (a)	14.71%		17.52%	8.19%	9.55%	23.74%	(19.99)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$37.7		$38.7	$46.3	$41.8	$55.1	$47.6
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.65	%(d)	1.65%	1.66%	1.65%	1.65%	1.65%
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.77	%(d)	1.74%	2.09%	2.03%	2.09%	2.04%
Net investment income (loss)	3.04	%(d)	0.57%	0.67%	0.21%	0.32%	0.25%
Portfolio turnover rate	102	%(e)	36%	66%	54%	60%	88%

(a)	Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, reflecting adjustments to conform to generally accepted accounting principles. Total return includes the effect of expense subsidies.
(b)	Calculations are based on the average daily number of shares outstanding.
(c)	Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Strategic Partners Mutual Funds, Inc.    85

Financial Highlights (Unaudited)

	Jennison Equity Income Fund — Class M (c)
	Six Months Ended April 30, 2007 (b)		Year Ended October 31,
			2006 (b)	2005	2004 (b)	2003 (b)	2002 (b)
Per Share Operating Performance:
Net Asset Value, beginning of period	$15.89		$13.60	$12.63	$11.58	$9.41	$12.10

Income (Loss) From Investment Operations:
Net investment income (loss)	0.22		0.01	0.01	(0.03)	(0.02)	(0.03)
Net realized and unrealized gain (loss) on investments	2.06		2.28	0.97	1.08	2.19	(2.36)

Total from investment operations	2.28		2.29	0.98	1.05	2.17	(2.39)

Less Dividends and Distributions:
Dividends from net investment income	(0.14)		—	(0.01)	—	—	—
Distributions from net realized gains	—		—	—	—	—	(0.30)

Total dividends and distributions	(0.14)		—	(0.01)	—	—	(0.30)

Net Asset Value, end of period	$18.03		$15.89	$13.60	$12.63	$11.58	$9.41

Total Investment Return (a)	14.39%		16.84%	7.77%	9.07%	23.06%	(20.37)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$103.7		$117.6	$143.4	$110.2	$116.2	$106.4
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	2.15	%(d)	2.15%	2.16%	2.15%	2.15%	2.15%
Expenses Before Advisory Fee Waiver and Expense Reimbursement	2.27	%(d)	2.24%	2.59%	2.53%	2.59%	2.54%
Net investment income (loss)	2.46	%(d)	0.07%	0.13%	(0.28)%	(0.17)%	(0.25)%
Portfolio turnover rate	102	%(e)	36%	66%	54%	60%	88%

(a)	Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return includes the effect of expense subsidies.
(b)	Calculations are based on the average daily number of shares outstanding.
(c)	Prior to April 12, 2004, Class M shares were known as Class B shares. On April 12, 2004, Class B shares were redesignated as Class M shares and a new Class B was opened.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

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Financial Highlights (Unaudited)

	Jennison Equity Income Fund — Class X
	Six Months Ended April 30, 2007 (b)		Year Ended October 31,
			2006 (b)	2005	2004 (b)		2003 (b)		2002 (b)
Per Share Operating Performance:
Net Asset Value, beginning of period	$15.86		$13.57	$12.61	$11.56		$9.39		$12.08

Income (Loss) From Investment Operations:
Net investment income (loss)	0.22		0.01	0.01	(0.03)		(0.02)		(0.03)
Net realized and unrealized gain (loss) on investments	2.05		2.28	0.96	1.08		2.19		(2.36)

Total from investment operations	2.27		2.29	0.97	1.05		2.17		(2.39)

Less Dividends and Distributions:
Dividends from net investment income	(0.14)		—	(0.01)	—		—		—
Distributions from net realized gains	—		—	—	—		—		(0.30)

Total dividends and distributions	(0.14)		—	(0.01)	—		—		(0.30)

Net Asset Value, end of period	$17.99		$15.86	$13.57	$12.61		$11.56		$9.39

Total Investment Return (a)	14.36%		16.88%	7.70%	9.08	%(c)	23.11	%(c)	(20.41	)%(c)

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$29.0		$29.3	$41.0	$28.5		$28.8		$26.0
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	2.15	%(d)	2.15%	2.16%	2.15%		2.15%		2.15%
Expenses Before Advisory Fee Waiver and Expense Reimbursement	2.27	%(d)	2.24%	2.59%	2.53%		2.59%		2.54%
Net investment income (loss)	2.54	%(d)	0.07%	0.13%	(0.28)%		(0.17)%		(0.24)%
Portfolio turnover rate	102	%(e)	36%	66%	54%		60%		88%

(a)	Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return includes the effect of expense subsidies.
(b)	Calculations are based on the average daily number of shares outstanding.
(c)	Total Return for Class X shares does not reflect the payment of bonus shares.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Strategic Partners Mutual Funds, Inc.    87

Financial Highlights (Unaudited)

	Dryden Money Market Fund — Class A
	Six Months Ended April 30, 2007 (d)		Year Ended October 31, 2006 (d)	August 12, 2005(c) through October 31, 2005
Per Share Operating Performance:
Net Asset Value, beginning of period	$1.00		$1.00	$1.00

Income From Investment Operations:
Net investment income	0.022		0.037	0.005
Net realized and unrealized gain (loss) on investments	—		—	—	*

Total from investment operations	0.022		0.037	0.005

Less Dividends and Distributions:
Dividends from net investment income	(0.022)		(0.037)	(0.005)
Distributions from net realized gains	—		—	—

Total dividends and distributions	(0.022)		(0.037)	(0.005)

Net Asset Value, end of period	$1.00		$1.00	$1.00

Total Investment Return (a)	2.14%		3.73%	0.53%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4.4		$2.8	$0.3
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.11	%(b)	1.13%	1.25	%(b)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.26	%(b)	1.42%	1.44	%(b)
Net investment income	4.28	%(b)	4.10%	0.59	%(b)
Portfolio turnover rate	N/A		N/A	N/A

(a)	Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.
(b)	Annualized.
(c)	Commencement of operations.
(d)	Calculations are based on average daily number of shares outstanding.
*	Amount is less than $0.005.

See Notes to Financial Statements.

88    Visit our website at www.jennisondryden.com or www.prudential.com

Financial Highlights (Unaudited)

	Dryden Money Market Fund — Class C (c)
	Six Months Ended April 30, 2007 (b)		Year Ended October 31,
			2006 (b)	2005	2004		2003 (b)		2002 (b)
Per Share Operating Performance:
Net Asset Value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Income From Investment Operations:
Net investment income	0.017		0.029	0.009	—	*	—	*	0.001
Net realized and unrealized gain (loss) on investments	—		—	— *	—	*	—	*	— *

Total from investment operations	0.017		0.029	0.009	—	*	—	*	0.001

Less Dividends and Distributions:
Dividends from net investment income	(0.017)		(0.029)	(0.009)	—	*	—	*	(0.001)
Distributions from net realized gains	—		—	— *	—		—	*	— *

Total dividends and distributions	(0.017)		(0.029)	(0.009)	—	*	—	*	(0.001)

Net Asset Value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Total Investment Return (a)	1.70%		2.90%	0.92%	0.00%		0.00%		0.15%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$7.3		$8.6	$12.3	$22.1		$45.7		$73.8
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.98	%(d)	2.00%	2.00%	1.23%		1.32%		1.89%
Expenses Before Advisory Fee Waiver and Expense Reimbursement	2.13	%(d)	2.29%	2.26%	1.90%		1.92%		1.96%
Net investment income	3.41	%(d)	2.81%	0.84%	0.01%		—	†	0.13%

(a)	Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.
(b)	Calculations are based on the average daily number of shares outstanding.
(c)	For the periods ended 10/31/02 and 10/31/03 the Portfolio Turnover Rate, Ratios of Expenses and Ratios of Net Investment Income (Loss) represent the combined ratios for the respective Fund and its respective pro rata share of its Master Portfolio. On 9/27/02 these Funds withdrew their net assets-in-kind from its corresponding ASMT Portfolio (See Note 1 in Notes to Financial Statements).
(d)	Annualized.
*	Amount is less than $0.005.
†	Amount is less than 0.005%.

See Notes to Financial Statements.

Strategic Partners Mutual Funds, Inc.    89

Financial Highlights (Unaudited)

	Dryden Money Market Fund — Class D
	Six Months Ended April 30, 2007 (d)		Year Ended October 31,		April 12, 2004 (c) through October 31, 2004
			2006 (d)	2005
Per Share Operating Performance:
Net Asset Value, beginning of period	$1.00		$1.00	$1.00	$1.00

Income From Investment Operations:
Net investment income	0.020		0.034	0.014	—	*
Net realized and unrealized gain (loss) on investments	—		—	— *	—	*

Total from investment operations	0.020		0.034	0.014	—	*

Less Dividends and Distributions:
Dividends from net investment income	(0.020)		(0.034)	(0.014)	—	*
Distributions from net realized gains	—		—	— *	—

Total dividends and distributions	(0.020)		(0.034)	(0.014)	—	*

Net Asset Value, end of period	$1.00		$1.00	$1.00	$1.00

Total Investment Return (a)	1.95%		3.41%	1.42%	0.29%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$8.2		$9.8	$13.0	$16.0
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.48	%(b)	1.50%	1.50%	0.83	%(b)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.63	%(b)	1.79%	1.77%	1.38	%(b)
Net investment income	3.90	%(b)	3.32%	1.39%	0.51	%(b)

(a)	Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.
(b)	Annualized.
(c)	Commencement of operations.
(d)	Calculations are based on the average daily number of shares outstanding.
*	Amount is less than $0.005.

See Notes to Financial Statements.

90    Visit our website at www.jennisondryden.com or www.prudential.com

Financial Highlights (Unaudited)

	Dryden Money Market Fund — Class L (c)(d)
	Six Months Ended April 30, 2007 (b)		Year Ended October 31,
			2006 (b)	2005	2004	2003 (b)	2002 (b)
Per Share Operating Performance:
Net Asset Value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income From Investment Operations:
Net investment income	0.020		0.034	0.014	0.010	0.005	0.006
Net realized and unrealized gain (loss) on investments	—		—	— *	— *	— *	— *

Total from investment operations	0.020		0.034	0.014	0.010	0.005	0.006

Less Dividends and Distributions:
Dividends from net investment income	(0.020)		(0.034)	(0.014)	(0.010)	(0.005)	(0.006)
Distributions from net realized gains	—		—	— *	—	— *	— *

Total dividends and distributions	(0.020)		(0.034)	(0.014)	(0.010)	(0.005)	(0.006)

Net Asset Value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return (a)	1.95%		3.41%	1.42%	0.50%	0.50%	0.65%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$10.1		$12.8	$21.2	$44.8	$103.2	$135.0
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.48	%(e)	1.50%	1.50%	0.72%	0.80%	1.39%
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.63	%(e)	1.79%	1.77%	1.40%	1.42%	1.46%
Net investment income	3.91	%(e)	3.30%	1.25%	0.50%	0.50%	0.66%

(a)	Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.
(b)	Calculations are based on the average daily number of shares outstanding.
(c)	Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened.
(d)	For the periods ended 10/31/02 and 10/31/03 the Portfolio Turnover Rate, Ratios of Expenses and Ratios of Net Investment Income (Loss) represent the combined ratios for the respective Fund and its respective pro rata share of its Master Portfolio. On 9/27/02 these Funds withdrew their net assets-in-kind from its corresponding ASMT Portfolio (See Note 1 in Notes to Financial Statements).
(e)	Annualized.
*	Amount is less than $0.005.

See Notes to Financial Statements.

Strategic Partners Mutual Funds, Inc.    91

Financial Highlights (Unaudited)

	Dryden Money Market Fund — Class M (c)(d)
	Six Months Ended April 30, 2007 (b)		Year Ended October 31,
			2006 (b)	2005	2004		2003 (b)		2002 (b)
Per Share Operating Performance:
Net Asset Value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Income From Investment Operations:
Net investment income	0.017		0.029	0.009	—	*	—	*	0.001
Net realized and unrealized gain (loss) on investments	—		—	— *	—	*	—	*	— *

Total from investment operations	0.017		0.029	0.009	—	*	—	*	0.001

Less Dividends and Distributions:
Dividends from net investment income	(0.017)		(0.029)	(0.009)	—	*	—	*	(0.001)
Distributions from net realized gains	—		—	— *	—		—	*	— *

Total dividends and distributions	(0.017)		(0.029)	(0.009)	—	*	—	*	(0.001)

Net Asset Value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Total Investment Return (a)	1.70%		2.90%	0.92%	0.00%		0.00%		0.15%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$32.9		$40.6	$60.9	$79.9		$120.2		$157.9
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.98	%(e)	2.00%	2.00%	1.25%		1.31%		1.89%
Expenses Before Advisory Fee Waiver and Expense Reimbursement	2.13	%(e)	2.29%	2.27%	1.91%		1.92%		1.96%
Net investment income	3.42	%(e)	2.84%	0.85%	0.01%		—	†	0.14%

(a)	Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.
(b)	Calculations are based on the average daily number of shares outstanding.
(c)	Prior to April 12, 2004, Class M shares were known as Class B shares. On April 12, 2004, Class B shares were redesignated as Class M shares and a new Class B was opened.
(d)	For the periods ended 10/31/02 and 10/31/03 the Portfolio Turnover Rate, Ratios of Expenses and Ratios of Net Investment Income (Loss) represent the combined ratios for the respective Fund and its respective pro rata share of its Master Portfolio. On 9/27/02 these Funds withdrew their net assets-in-kind from its corresponding ASMT Portfolio (See Note 1 in Notes to Financial Statements).
(e)	Annualized.
*	Amount is less than $0.005.
†	Amount is less than 0.005%.

See Notes to Financial Statements.

92    Visit our website at www.jennisondryden.com or www.prudential.com

Financial Highlights (Unaudited)

	Dryden Money Market Fund — Class X (d)
	Six Months Ended April 30, 2007 (b)		Year Ended October 31,
			2006 (b)	2005	2004		2003 (b)		2002 (c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Income From Investment Operations:
Net investment income	0.017		0.029	0.009	—	*	—	*	0.001
Net realized and unrealized gain (loss) on investments	—		—	— *	—	*	—	*	—	*

Total from investment operations	0.017		0.029	0.009	—	*	—	*	0.001

Less Dividends and Distributions:
Dividends from net investment income	(0.017)		(0.029)	(0.009)	—	*	—	*	(0.001)
Distributions from net realized gains	—		—	— *	—		—	*	—	*

Total dividends and distributions	(0.017)		(0.029)	(0.009)	—	*	—	*	(0.001)

Net Asset Value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Total Investment Return (a)	1.70%		2.90%	0.92%	0.00	%(c)	0.00	%(c)	0.15	%(c)

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$8.5		$9.0	$13.8	$16.8		$24.9		$32.6
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.98	%(e)	2.00%	2.00%	1.25%		1.30%		1.89%
Expenses Before Advisory Fee Waiver and Expense Reimbursement	2.13	%(e)	2.29%	2.27%	1.91%		1.92%		1.96%
Net investment income	3.42	%(e)	2.83%	0.88%	0.01%		—	†	0.14%

(a)	Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.
(b)	Calculations are based on the average daily number of shares outstanding.
(c)	Total return for Class X shares does not reflect the payment of bonus shares.
(d)	For the periods ended 10/31/02 and 10/31/03 the Portfolio Turnover Rate, Ratios of Expenses and Ratios of Net Investment Income (Loss) represent the combined ratios for the respective Fund and its respective pro rata share of its Master Portfolio. On 9/27/02 these Funds withdrew their net assets-in-kind from its corresponding ASMT Portfolio (See Note 1 in Notes to Financial Statements).
(e)	Annualized.
*	Amount is less than $0.005.
†	Amount is less than 0.005%.

See Notes to Financial Statements.

Strategic Partners Mutual Funds, Inc.    93

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com or www.prudential.com

PROXY VOTING
The Board of Directors of the Funds has delegated to the Funds’ investment subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Funds. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Funds’ website and on the Commission’s website.

DIRECTORS
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Lee D. Augsburger, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer

MANAGER/CO-MANAGERS	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

	AST Investment Services, Inc.	One Corporate Drive Shelton, CT 06484

INVESTMENT SUBADVISERS	Goldman Sachs Asset Management, L.P.	32 Old Slip New York, NY 10005

	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTORS	American Skandia Marketing, Incorporated	One Corporate Drive Shelton, CT 06484

	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	PFPC Trust Company	400 Bellevue Parkway Wilmington, DE 19809

TRANSFER AGENT	Prudential Mutual Fund Services LLC	P.O. Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Funds carefully before investing. The prospectus for the Funds contains this and other information about the Funds. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or www.prudential.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Strategic Partners Mutual Funds, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Funds’ Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Funds’ schedule of portfolio holdings is also available on the Funds’ website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Strategic Partners Mutual Funds, Inc.

MFSP601E2    IFS-A134881    Ed. 06/2007

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	– Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Strategic Partners Mutual Funds, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date	June 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	June 28, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	June 28, 2007

*	Print the name and title of each signing officer under his or her signature.